Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	Perfect World Co., Ltd.
Entity Central Index Key	0001403849
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Trading Symbol	pwrd
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Common Class A [Member]
Entity Common Stock, Shares Outstanding	29,671,195
Common Class B [Member]
Entity Common Stock, Shares Outstanding	201,238,020

Consolidated Balance Sheets	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Assets
Cash and cash equivalents	$ 341,634,518	2,150,213,495	1,387,621,178
Restricted cash	85,082,450	535,500,431	4,849,614
Short-term investments	22,167,158	139,517,875	390,000,000
Accounts receivable, net	22,647,956	142,543,972	157,617,474
Due from related parties	6,355	40,000	2,127,500
Prepayments and other assets	15,034,949	94,628,466	83,369,296
Deferred tax assets	4,310,534	27,130,068	9,399,978
Total current assets	490,883,920	3,089,574,307	2,034,985,040
Non current assets
Equity investments	5,304,299	33,384,729	49,378,909
Time deposits	46,694,828	293,892,575	284,568,575
Restricted time deposit	19,974,487	125,717,425	121,721,425
Film and television cost	0	0	24,240,561
Property, equipment and software, net	200,170,085	1,259,850,498	306,248,969
Construction in progress	761,565	4,793,214	911,395,229
Intangible assets, net	43,406,074	273,193,489	138,464,771
Goodwill	74,092,139	466,328,513	483,624,832
Due from related parties	1,201,335	7,561,080	0
Prepayments and other assets	9,923,495	62,457,484	48,010,649
Deferred tax assets	5,598,327	35,235,313	2,690,344
Total assets	898,010,554	5,651,988,627	4,405,329,304
Liabilities and Shareholders' Equity
Accounts payable	14,160,312	89,123,596	121,600,949
Short-term bank loans	89,098,985	560,780,100	0
Advances from customers	15,240,325	95,921,079	146,203,059
Salary and welfare payable	32,567,497	204,976,567	154,136,724
Taxes payable	6,869,562	43,236,335	27,455,310
Accrued expenses and other liabilities	10,909,472	68,663,124	131,580,683
Due to related parties	24,627	155,000	4,832,000
Deferred revenues	73,391,883	461,921,174	386,274,965
Deferred tax liabilities	16,989,952	106,933,061	47,037,398
Deferred government grants	92,077	579,526	300,000
Total current liabilities	259,344,692	1,632,289,562	1,019,421,088
Deferred revenues	2,777,505	17,481,338	26,320,224
Deferred tax liabilities	1,272,018	8,005,954	0
Other long-term liabilities	1,398,672	8,803,103	0
Total liabilities	264,792,887	1,666,579,957	1,045,741,312
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized, 39,171,195 Class A ordinary shares issued and outstanding, 211,839,885 Class B ordinary shares issued and outstanding as of December 31, 2010 ; 29,671,195 Class A ordinary shares issued and outstanding, 201,238,020 Class B ordinary shares issued and outstanding as of December 31, 2011)	29,703	186,948	199,791
Additional paid-in capital	33,750,304	212,421,037	493,089,324
Statutory reserves	42,583,262	268,014,793	239,264,390
Accumulated other comprehensive loss	(9,601,470)	(60,430,695)	(65,956,622)
Retained earnings	562,145,422	3,538,087,071	2,582,851,059
Total Perfect World Shareholders' Equity	628,907,221	3,958,279,154	3,249,447,942
Non-controlling interest	4,310,446	27,129,516	110,140,050
Total Shareholders' Equity	633,217,667	3,985,408,670	3,359,587,992
Total Liabilities and Shareholders' Equity	$ 898,010,554	5,651,988,627	4,405,329,304

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Common Class A [Member]
Ordinary shares, shares issued	29,671,195	39,171,195
Ordinary shares, shares outstanding	29,671,195	39,171,195
Common Class B [Member]
Ordinary shares, shares issued	201,238,020	211,839,885
Ordinary shares, shares outstanding	201,238,020	211,839,885

Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cost Of Revenues [Member] USD ($)	Dec. 31, 2011 Cost Of Revenues [Member] CNY	Dec. 31, 2010 Cost Of Revenues [Member] CNY	Dec. 31, 2009 Cost Of Revenues [Member] CNY	Dec. 31, 2011 Research And Development Expenses [Member] USD ($)	Dec. 31, 2011 Research And Development Expenses [Member] CNY	Dec. 31, 2010 Research And Development Expenses [Member] CNY	Dec. 31, 2009 Research And Development Expenses [Member] CNY	Dec. 31, 2011 Sales and Marketing Expenses [Member] USD ($)	Dec. 31, 2011 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2010 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2009 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2011 General and Administrative Expenses [Member] USD ($)	Dec. 31, 2011 General and Administrative Expenses [Member] CNY	Dec. 31, 2010 General and Administrative Expenses [Member] CNY	Dec. 31, 2009 General and Administrative Expenses [Member] CNY
Revenues
Online game operation revenues	$ 430,338,360	2,708,506,602	2,156,258,192	1,879,932,736
Licensing revenues	39,216,268	246,823,270	214,980,802	214,625,630
Other revenues	4,465,718	28,106,785	12,401,545	0
Total Revenues	474,020,346	2,983,436,657	2,383,640,539	2,094,558,366
Cost of revenues	(76,253,092)	(479,929,333)	(379,416,458)	(271,226,715)
Gross profit	397,767,254	2,503,507,324	2,004,224,081	1,823,331,651
Operating expenses
Research and development expenses	(105,555,341)	(664,354,758)	(419,076,642)	(270,355,072)
Sales and marketing expenses	(81,652,846)	(513,914,847)	(477,785,759)	(321,688,711)
General and administrative expenses	(47,975,210)	(301,951,176)	(228,967,096)	(152,005,173)
Total operating expenses	(235,183,397)	(1,480,220,781)	(1,125,829,497)	(744,048,956)
Operating profit	162,583,857	1,023,286,543	878,394,584	1,079,282,695
Other income / (expenses)
Share of loss from equity investments	(250,164)	(1,574,506)	(8,092,328)	(4,088,738)
Interest income	11,523,521	72,527,888	28,650,469	15,043,658
Interest expense	(1,049,641)	(6,606,336)	0	0
Others, net	8,606,911	54,171,038	15,181,510	10,426,174
Total other income	18,830,627	118,518,084	35,739,651	21,381,094
Income before tax	181,414,484	1,141,804,627	914,134,235	1,100,663,789
Income tax expense	(25,692,250)	(161,704,455)	(88,996,332)	(67,057,343)
Income from continuing operations, net of tax	155,722,234	980,100,172	825,137,903	1,033,606,446
Income / (loss) from discontinued operations, net of tax	(5,957)	(37,492)	1,424,764	4,094,594
Net income	155,716,277	980,062,680	826,562,667	1,037,701,040
Net income / (loss) attributable to non-controlling interests	623,419	3,923,735	14,138,106	(499,641)
Net income attributable to the Company's shareholders	156,339,696	983,986,415	840,700,773	1,037,201,399
Net earnings per share, basic
Continuing operations	$ 0.64	4.04	3.31	4.1
Discontinued operations	$ 0	0	0.05	0.01
Total earnings per share, basic	$ 0.64	4.04	3.36	4.11
Net earnings per share, diluted
Continuing operations	$ 0.61	3.85	3.12	3.85
Discontinued operations	$ 0	0	0.05	0.01
Total earnings per share, diluted	$ 0.61	3.85	3.17	3.86
Net earnings per ADS, basic
Continuing operations	$ 3.21	20.17	16.54	20.5
Discontinued operations	$ 0	0.01	0.26	0.07
Total earnings per ADS, basic	$ 3.21	20.18	16.8	20.57
Net earnings per ADS, diluted
Continuing operations	$ 3.06	19.26	15.63	19.21
Discontinued operations	$ 0	0.01	0.24	0.07
Total earnings per ADS, diluted	$ 3.06	19.27	15.87	19.28
Shares used in calculating basic net earnings per share	243,765,093	243,765,093	250,232,543	252,138,828
Shares used in calculating diluted net earnings per share	255,380,327	255,380,327	264,818,376	269,004,366
Amount attributable to the Companys shareholders:
Income from continuing operations, net of tax	156,289,780	983,672,251	827,869,318	1,033,606,446
Income from discontinued operations, net of tax	49,916	314,164	12,831,455	3,594,953
Net income	156,339,696	983,986,415	840,700,773	1,037,201,399
Total share-based compensation cost included in:
Share-based compensation cost					$ (1,010,847)	(6,362,169)	(6,938,253)	(4,983,795)	$ (7,552,288)	(47,533,344)	(37,480,733)	(36,730,329)	$ (2,419,541)	(15,228,350)	(13,079,432)	(7,290,958)	$ (5,658,282)	(35,612,664)	(39,286,985)	(28,883,711)

Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income	Total USD ($)	Total CNY	Class A and Class B Ordinary shares [Member] CNY	Treasury stock [Member] CNY	Additional paid-in capital [Member] CNY	Statutory reserve [Member] CNY	Accumulated other comprehensive income / (loss) [Member] CNY	Retained earnings [Member] CNY	Non-controlling interest [Member] CNY	Comprehensive income attributable to Perfect World Co., Ltd. [Member] CNY
Balance, value at Dec. 31, 2008		1,665,602,383	223,481	(391,224,203)	1,177,967,483	94,945,533	(65,577,655)	849,267,744	0	0
Balance, shares at Dec. 31, 2008			282,736,045	(18,952,725)
Comprehensive income:
Net profit		1,037,701,040	0	0	0	0	0	1,037,201,399	499,641	1,037,201,399
Foreign currency translation gain / (loss)		124,213	0	0	0	0	124,213	0	0	124,213
Total comprehensive income		1,037,825,253							499,641	1,037,325,612
Share-based compensation cost		77,888,793	0	0	77,888,793	0	0	0	0	0
Appropriation to statutory reserves			0	0	0	86,617,974	0	(86,617,974)	0	0
Ordinary shares issued upon exercise of employee stock options, shares			6,058,300
Ordinary shares issued upon exercise of employee stock options, value		14,575,922	4,139		14,571,783	0	0	0	0	0
Repurchase of shares, shares				(20,713,235)
Repurchase of shares, value		(494,807,535)		(494,807,535)	0	0	0	0	0	0
Cancellation of repurchased shares, shares			(39,665,960)	39,665,960
Cancellation of repurchased shares, value		0	(29,114)	886,031,738	(886,002,624)	0	0	0	0	0
Acquisition of businesses (Note 10)		14,465,021	0	0	0	0	0	0	14,465,021	0
Change in the Company's economic interests in an affiliate (Note 10)		0	0	0	(3,326,007)	0	0	0	3,326,007
Balance, value at Dec. 31, 2009		2,315,549,837	198,506	0	381,099,428	181,563,507	(65,453,442)	1,799,851,169	18,290,669	0
Balance, shares at Dec. 31, 2009			249,128,385	0
Comprehensive income:
Net profit		826,562,667	0	0	0	0	0	840,700,773	(14,138,106)	840,700,773
Foreign currency translation gain / (loss)		(503,180)	0	0	0	0	(503,180)	0	0	(503,180)
Total comprehensive income		826,059,487	0	0	0	0	0	0	(14,138,106)	840,197,593
Share-based compensation cost		98,723,134	0	0	98,723,134	0	0			0
Appropriation to statutory reserves			0	0	0	57,700,883	0	(57,700,883)		0
Ordinary shares issued upon exercise of employee stock options, shares			1,882,695	0
Ordinary shares issued upon exercise of employee stock options, value		11,265,445	1,285	0	11,264,160	0	0	0	0	0
Excess tax benefits from share-based awards		769,168	0	0	769,168	0	0	0	0	0
Acquisition of businesses (Note 10)		123,945,972	0	0	0	0	0	0	123,945,972	0
Change in the Company's economic interests in an affiliate (Note 10)		(16,885,051)	0	0	1,233,434	0	0	0	(18,118,485)	0
Capital contribution from non- controlling interest and VIE shareholders		160,000	0	0	0	0	0	0	160,000	0
Balance, value at Dec. 31, 2010		3,359,587,992	199,791	0	493,089,324	239,264,390	(65,956,622)	2,582,851,059	110,140,050
Balance, shares at Dec. 31, 2010			251,011,080	0
Comprehensive income:
Net profit	155,716,277	980,062,680	0	0	0	0	0	983,986,415	(3,923,735)	983,986,415
Foreign currency translation gain / (loss)		5,525,927	0	0	0	0	5,525,927	0	0	5,525,927
Total comprehensive income		985,588,607	0	0	0	0	0	0	(3,923,735)	989,512,342
Share-based compensation cost		105,298,256	0	0	105,298,256	0	0	0	0	0
Appropriation to statutory reserves			0	0	0	31,541,131	0	(31,541,131)	0	0
Ordinary shares issued upon exercise of employee stock options, shares			1,730,880	0
Ordinary shares issued upon exercise of employee stock options, value		8,990,520	1,104	0	8,989,416	0	0	0	0	0
Repurchase of shares, shares			0	(21,832,745)
Repurchase of shares, value		(444,283,323)	0	(444,283,323)	0	0	0	0	0	0
Cancellation of repurchased shares, shares			(21,832,745)	21,832,745
Cancellation of repurchased shares, value		0	(13,947)	444,283,323	(444,269,376)	0	0	0	0	0
Change in the Company's economic interests in an affiliate (Note 10)		8,090,000	0	0	0	0	0	0	8,090,000	0
Disposal of film and television business (Note 11)		(44,047,547)	0	0	48,813,417	(2,790,728)	0	2,790,728	(92,860,964)	0
Capital contribution from non- controlling interest and VIE shareholders		6,184,165	0	0	500,000	0	0	0	5,684,165	0
Balance, value at Dec. 31, 2011	$ 633,217,667	3,985,408,670	186,948	0	212,421,037	268,014,793	(60,430,695)	3,538,087,071	27,129,516	0
Balance, shares at Dec. 31, 2011			230,909,215	0

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 155,716,277	980,062,680	826,562,667	1,037,701,040
Adjustments for:
Share-based compensation cost	16,640,958	104,736,527	96,785,403	77,888,793
Depreciation and amortization expense	27,015,006	170,029,747	95,995,702	65,059,775
Exchange loss	1,270,131	7,994,077	5,802,680	758,889
Share of loss from equity investments	250,164	1,574,506	8,092,328	4,088,738
Loss from disposal of property, equipment and software	323,677	2,037,189	1,111,034	956,566
Deferred income tax	9,159,439	57,648,595	(3,378,084)	(6,672,335)
Provision for doubtful accounts	0	0	9,817,494	0
Provision for film and television cost	0	0	4,812,737	0
Excess tax benefits from share-based payment arrangements	0	0	769,168	0
Changes in assets and liabilities:
Accounts receivable	(132,320)	(832,797)	(13,430,678)	(52,172,840)
Current prepayments and other assets	(18,342,422)	(115,445,371)	(11,941,564)	(15,648,807)
Film and television cost	(4,581,874)	(28,837,856)	41,566,160	1,081,731
Due from/to related parties	(405,075)	(2,549,500)	(2,787,016)	1,563,916
Non-current prepayments and other assets	(5,296,806)	(33,337,565)	(11,132,139)	3,629,432
Accounts payable	(2,539,017)	(15,980,321)	(4,018,752)	40,616,081
Advances from customers	519,681	3,270,821	24,289,311	8,599,884
Salary and welfare payable	6,497,757	40,896,232	49,706,027	36,583,927
Taxes payable	744,832	4,687,895	(10,724,511)	14,781,543
Accrued expenses and other liabilities	(4,194,259)	(26,398,249)	5,187,415	6,966,190
Deferred revenues	350,808	2,207,949	25,863,964	53,746,697
Net cash provided by operating activities	182,996,957	1,151,764,559	1,138,949,346	1,279,529,220
Cash flows from investing activities:
Purchase of property, equipment and software	(11,582,435)	(72,898,685)	(118,261,994)	(101,956,994)
Cash paid for construction in progress	(14,066,378)	(88,532,375)	(126,364,817)	(62,074,145)
Purchase of intangible assets	(2,604,770)	(16,394,162)	(34,474,450)	(4,829,155)
Payment for product development costs	(1,755,610)	(11,049,635)	(25,342,261)	0
Decrease / (increase) of restricted cash and restricted time deposit	(84,311,924)	(530,650,817)	(120,000,000)	145,351,724
Cash paid for equity investments	(1,716,476)	(10,803,330)	0	(10,000,000)
Cash paid for equity investment in a related party			(27,000,000)
Cash received from disposal of equity investment	1,578,433	9,934,500	0	0
Cash paid for business acquisitions, net of cash acquired	(49,081,229)	(308,912,346)	(232,038,527)	(172,199,707)
Cash received from disposal of business to a related party, net of cash disposed	45,107,422	283,901,605	0	0
Purchase of short-term investments	(125,321,704)	(788,762,275)	(1,226,000,000)	(70,000,000)
Maturities of short-term investments	165,119,306	1,039,244,400	866,000,000	90,000,000
Purchase of time deposits	0	0	(280,000,000)	0
Increase in loan receivable	(1,211,630)	(7,625,880)	0	(3,000,000)
Decrease in loan receivable	0	0	0	9,980,000
Net cash used in investing activities	(79,846,995)	(502,549,000)	(1,323,482,049)	(178,728,277)
Cash flows from financing activities:
Exercises of share options	1,240,997	7,810,709	9,475,772	14,615,293
Repurchase of shares	(70,589,511)	(444,283,323)	0	(881,456,089)
Capital contribution from non-controlling interest and VIE shareholders	981,268	6,176,000	160,000	0
Short-term bank loans	89,098,985	560,780,100	0	0
Net cash (used in) / provided by financing activities	20,731,739	130,483,486	9,635,772	(866,840,796)
Effect of exchange rate changes on cash and cash equivalents	(2,717,985)	(17,106,728)	(4,647,047)	129,278
Net increase / (decrease) in cash	121,163,716	762,592,317	(179,543,978)	234,089,425
Cash and cash equivalents, beginning of the period	220,470,802	1,387,621,178	1,567,165,156	1,333,075,731
Cash and cash equivalents, end of the period	341,634,518	2,150,213,495	1,387,621,178	1,567,165,156
Supplemental schedule of non-cash financing activities:
Contingent liability incurred from Xinbaoyuan and Baohong acquisition	0	0	(81,729,472)	0
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	$ (14,997,049)	(94,389,925)	(93,623,886)	(54,963,960)

Organization and Principal Activities	12 Months Ended
Dec. 31, 2011
Organization and principal activities
Organization and Principal Activities

1. Organization and principal activities

The accompanying consolidated financial statements include the financial statements of Perfect World Co., Ltd. (the “Company”) and its subsidiaries and variable interest entities (“VIEs”). The Company was incorporated in the Cayman Islands on June 28, 2006. The Company has been listed on the NASDAQ in the United States of America since July 26, 2007. The Company, all the subsidiaries and the VIEs are collectively referred to as the “Group.”

Details of the subsidiaries and VIEs as of December 31, 2011 are described below:

Subsidiaries	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Software Co., Ltd. (“PW Software”)	100%	Beijing, China, August 2006
Perfect Online Holding Limited (“PW Hong Kong”)	100%	Hong Kong, China, December 2007
Perfect World Entertainment Inc. (“PW USA”)	100%	Delaware, USA, April 2008
Perfect Game Holdings Limited (“PW BVI”)	100%	British Virgin Islands, October 2008
Perfect Star Co., Ltd. (“PW Malaysia”)	100%	Labuan, Malaysia, January 2009
Global InterServ (Caymans) Inc. (“InterServ Caymans”)	100%	Cayman Islands, acquired in February 2009
InterServ Information and Technology (Shanghai) Co., Ltd. (“InterServ Shanghai”)	100%	Shanghai, China, acquired in February 2009
Chengdu Perfect World Software Co., Ltd. (“Chengdu PW Software”), formerly known as Chengdu InterServ Information and Technology Co., Ltd. (“InterServ Chengdu”)	100%	Chengdu, China, acquired in February 2009
Perfect World Interactive Entertainment Co., Ltd. (“PW Interactive”)	100%	Cayman Islands, March 2009
Perfect Pictures Co., Ltd. (“Perfect Pictures BVI”)	100%	British Virgin Islands, April 2009
Perfect Sky Online Co., Limited (“PW Sky”)	100%	Hong Kong, China, May 2009
Perfect Entertainment Zone N.V. (“PW Antilles”)	100%	Netherlands Antilles, August 2009
Perfect World Interactive Technology Co., Ltd. (“PW Taiwan”)	100%	Taiwan, China, November 2009
Perfect World Universal Coöperatieve U.A. (“PW Universal”)	100%	Netherlands, December 2009
Shanghai Perfect World Software Co., Ltd. (“Shanghai PW Software”)	100%	Shanghai, China, December 2009
Perfect World Europe B.V. (“PW Europe”)	100%	Netherlands, January 2010
C&C Media Co., Ltd. (“C&C Media”)	100%	Japan, acquired in April 2010
CCO Co., Ltd. (“CCO”)	100%	Japan, acquired in April 2010
Beijing Perfect World Digital Entertainment Software Co., Ltd. (“PW Digital Software”)	100%	Beijing, China, April 2010
Runic Games, Inc. (“Runic Games”)	74.47%	Delaware, USA, acquired in May 2010
Beijing Perfect World Game Software Co., Ltd. (“PW Game Software”)	100%	Beijing, China, August 2010
Cryptic Studios, Inc. (“Cryptic Studios”)	100%	California, USA, acquired in August 2011
Happy Moment Holding Limited (“Happy Moment”)	100%	British Virgin Islands, August 2011
Happy Fantasy Limited (“Happy Fantasy”)	100%	British Virgin Islands, August 2011
Perfect Management Holding Limited (“Perfect Management”)	100%	British Virgin Islands, October 2011
NGL Co., Ltd. (“NGL”)	51%	Korea, November 2011

Major VIEs	Economic interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Network Technology Co., Ltd. (“PW Network”)	100%	Beijing, China, March 2004
Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. (“PW Literature”)	100%	Beijing, China, June 2008
Shanghai Perfect World Network Technology Co., Ltd. (“Shanghai PW Network”)	100%	Shanghai, China, November 2008
Chengdu Perfect World Network Technology Co., Ltd. (“Chengdu PW Network”)	100%	Chengdu, China, February 2009
Beijing Perfect World Digital Entertainment Co., Ltd. (“PW Digital”)	100%	Beijing, China, September 2009
Chengdu Ye Net Science and Technology Development Co., Ltd. (“Ye Net”)	80%	Chengdu, China, acquired in January 2011
Hefei Perfect World Network Technology Co., Ltd. (“Hefei PW Network”)	100%	Hefei, China, January 2011
Beijing Perfect Moment Network Technology Co., Ltd. (“Perfect Moment”), formerly known as Beijing Perfect Moment Picture Co., Ltd.	100%	Beijing, China, February 2011
Tianjin Trendsters Investment Co., Ltd. (“Trendsters Investment”)	100%	Tianjin, China, November 2011

The Group is principally engaged in research, development, operation and licensing of online games. The Group’s principal operations and geographic markets are in the People’s Republic of China (the “PRC”), United States of America, Europe, Japan and Southeast Asia Region.

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable interest entities
Variable interest entities

2. Variable interest entities

(1) Risk in relation to the VIE structure

The Company is a Cayman Islands company and, as such, it is classified as a foreign enterprise under Chinese laws, and the Company’s wholly-owned PRC subsidiary, PW Software, is a foreign-invested enterprise. Various regulations in China currently restrict or prevent foreign-invested entities from holding certain licenses required to operate online games and online reading services, including Internet content provision, Internet culture operations and Internet publishing licenses, or engaging in the investment in certain technology, media and telecommunications sectors. In light of these restrictions, the Company relies on its VIEs to hold and maintain the licenses necessary to operate the online games, online reading services, or investment in certain technology, media and telecommunication companies in China. The Company through its wholly-owned PRC subsidiaries entered into a series of contractual arrangements with its VIEs and their respective equity owners to provide the Company with effective control over the VIEs. These include exclusive technology support and service agreements, development cooperation agreements, business operation agreements, call option agreements, equity pledge agreements and power of attorneys.

There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the Group’s VIE contractual arrangements. In the opinion of management, it is currently unclear what impact the PRC government actions would have on the Group and on its ability to consolidate the financial results of these VIEs in the Group’s consolidated financial statements, if the PRC government authorities were to find the Group’s legal structure and the contractual arrangements with its VIEs to be in violation of PRC laws and regulations. The relevant regulatory authorities would have broad discretion in dealing with such violation, including levying fines, confiscating income, revoking business or operating licenses, requiring the Company to restructure the relevant ownership structure or operations, and requiring the Company to discontinue all or any portion of the online game, online reading operations or investment in certain technology, media and telecommunications sectors. Any of these actions could cause significant disruption to the Company’s business operations and may materially and adversely affect the Company’s business, financial condition and results of operations.

If the imposition of any of these government actions causes the Company no longer able to conclude that these entities are VIEs of the Company, of which the Company is the primary beneficiary, the Group would no longer be able to consolidate the financial results of these entities in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Company to lose such ability is remote based on current facts and circumstances. The Company’s operations depend on the VIEs to honor their contractual agreements with the Company. Almost all of these agreements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in China. The management believes that each of the contractual agreements constitutes valid and legally binding obligations of each party to such contractual agreements under PRC Laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIEs or their shareholders fail to perform their obligation under those arrangements.

The following consolidated financial statement balances and amounts of the Group’s VIEs and their subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2010 and December 31, 2011, and for the years ended December 31, 2009, 2010 and 2011:

	December 31, 2010	December 31, 2011
	RMB	RMB
Current assets	857,414,210	1,319,777,876
Non-current assets	697,115,374	400,773,821

Total assets	1,554,529,584	1,720,551,697

Current liabilities	638,446,280	637,643,480
Non-current liabilities	99,676,109	10,828,587

Total liabilities	738,122,389	648,472,067

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Total revenues	1,859,418,055	1,908,947,839	2,182,477,147
Net income	322,329,211	213,169,508	291,401,686

On February 2, 2012, a Chinese company unrelated to the Company sought a court order of attachment against the assets of Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. (“Jiuzhou Tianyuan”) with an aggregate value of RMB500,000 in connection with a purported loan dispute case it brought in a local court in Beijing against Jiuzhou Tianyuan. Jiuzhou Tianyuan holds 33.3% equity interest in PW Network. Since Jiuzhou Tianyuan’s equity interest in PW Network is deemed a material asset of Jiuzhou Tianyuan, such equity interest in PW Network has been subject to a freezing order by the court pending resolution of the case. The Company has been vigorously taking legal actions to protect its rights and interest in PW Network, including having obtained a freezing order from the First Intermediate People’s Court in Beijing against any other party’s disposal of the equity interests in PW Network held by Jiuzhou Tianyuan. See Note 24(b) for more details regarding this matter.

(2) Summary of the VIE contractual arrangements

The following is a summary of the contractual agreements between PW Software and PW Network and its equity owners entered into in September 2006, as amended and restated in April 2007.

Exclusive Technology Support and Service Agreement. Under the exclusive technology support and service agreement between PW Software and PW Network, PW Software has the exclusive right to provide to PW Network technical support and services related to PW Network’s online game operations. PW Software owns the intellectual property rights developed by either PW Software or PW Network in the performance of this agreement. PW Network pays PW Software quarterly service fees, the amount of which is determined by PW Software and PW Network based on the complexity, time spent, contents and value of the technical services provided by PW Software as well as the market price of similar services. This agreement is effective until March 9, 2024 or the early termination by PW Software or by either party due to the other party’s insolvency or similar circumstances.

Development Cooperation Agreement. Under the development cooperation agreement between PW Network and PW Software, which was further revised in April 2008, PW Network exclusively engages PW Software to develop software for PW Network’s operations. PW Network and PW Software jointly own the intellectual property rights developed by PW Software and shares the proceeds from such rights on an agreed percentage. PW Network pays PW Software monthly service fees, the amount of which is determined by PW Software and PW Network based on the complexity, time spent, cost, contents and value of the development work done by PW Software as well as the market price of similar work. This agreement is effective until March 9, 2024 or the early termination by both parties thereto.

Business Operation Agreement. Under the business operation agreement among PW Software, PW Network and the shareholders of PW Network, PW Software provides guidance and advice on PW Network’s daily operations and financial management systems. The shareholders of PW Network must elect the candidates recommended by PW Software as PW Network’s directors, and procure the appointment of PW Network’s senior executives as per PW Software’s designation. Moreover, PW Network and its shareholders agree that without the prior consent of PW Software, PW Network will not engage in any transactions that could materially affect the assets, business, personnel, rights, liabilities or operations of PW Network, including incurrence or assumption of any indebtedness of more than RMB400,000, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party, amendment of its articles of association or business scope, or change of its normal operation procedures. The agreement also provides that if any of the agreements between PW Software and PW Network is terminated, PW Software is entitled to terminate all of the other agreements between itself and PW Network. This agreement is effective until March 9, 2024 or the early termination by PW Software.

Call Option Agreement. Under the call option agreement among the equity owners of PW Network, PW Network and PW Software, the equity owners of PW Network irrevocably granted PW Software or its designated person an exclusive option to purchase from PW Network’s equity owners, to the extent permitted under PRC law, all or part of the equity interests in PW Network for the higher of (i) RMB10,000 or (ii) the minimum amount of consideration permitted by the applicable law. PW Software or its designated person has sole discretion to decide when to exercise the option. This agreement is effective until March 9, 2024 or the early termination by all parties thereto.

Equity Pledge Agreement. Under the equity pledge agreement among the equity owners of PW Network, PW Network and PW Software, the equity owners of PW Network pledged all of their equity interests in PW Network to PW Software to guarantee PW Network’s performance of its obligations under the exclusive technology support and service agreement, the development cooperation agreement, the business operation agreement and the call option agreement. If PW Network or either of its equity owners breaches its respective contractual obligations, PW Software, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The equity owners of PW Network agreed not to take any actions that would prejudice PW Software’s interest. This agreement is effective until March 9, 2024.

Power of Attorney. Each equity owner of PW Network has executed a power of attorney to appoint PW Software as its attorney-in-fact to exercise all of its rights as equity owner of PW Network, including voting rights and the rights to transfer any or all of its equity interest in PW Network. The appointment of PW Software as attorney-in-fact will remain effective until the termination of the above business operation agreement or the dissolution of PW Software.

The contractual agreements between PW Software and PW Literature and its equity owners are substantially the same as the contractual agreements between PW Software and PW Network and its equity owners except that the former agreements were entered into in June 2008 and will remain effective until June 24, 2028. In addition, each equity owner of PW Literature has respectively entered into a loan agreement with PW Software as of May 20, 2008, under which PW Software agreed to make an RMB500,000 interest-free loan to each equity owner of PW Literature respectively solely for the latter to fund the capitalization of PW Literature. The term of the loans are twenty years.

The contractual agreements between PW Software and Perfect Moment and its equity owners are substantially the same as the contractual agreements between PW Software and PW Network and its equity owners except that the former agreements were entered into in February 2011, as amended and restated in August 2011 and December 2011, respectively, and will remain effective until March 9, 2024.

The contractual agreements between PW Software and Trendsters Investment and its equity owners are substantially the same as the contractual agreements between PW Software and PW Network and its equity owners except that the former agreements were entered into in November 2011 and will remain effective until August 21, 2026. In addition, each equity owner of Trendsters Investment has respectively entered into a loan agreement with PW Software as of October 25, 2011, under which PW Software agreed to make an RMB500,000 interest-free loan to each equity owner of Trendsters Investment respectively solely for the latter to fund the capitalization of Trendsters Investment. The term of the loans are twenty years.

(3) Amount of fees paid by VIEs

Various fees are billed to the relevant VIEs on a monthly or quarterly basis and are due within 10 business days after receipt of the invoices by the VIEs. The total amount of fees paid by the VIEs to the Group’s PRC wholly-owned subsidiaries since the entering of the VIE contractual arrangements ranged from 45% to 66% of the revenues generated by respective games operated by these VIEs. For the year ended December 31, 2011, the total amount of fees paid by VIEs to the Group’s PRC wholly-owned subsidiaries amounted to approximately RMB1,229,855,500.

(4) Renewals of the VIE contractual agreements

The contractual arrangements between the VIEs and the relevant wholly-owned subsidiaries of the Company are silent regarding renewals of these contractual arrangements. However, as the VIEs are controlled by the Company through the power of attorney granted to the Company by each nominee shareholder of the VIEs, the contractual arrangements will be renewed at the request of the Company.

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3. Summary of significant accounting policies

(1) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Amount in the consolidated financial statements for the years ended December 31, 2009 and 2010 were reclassified to conform to the presentation for the year ended December 31, 2011 as a result of the sale of film and television business. See Note 11, Discontinued Operations, for a discussion relating to these reclassifications.

(2) Principles of consolidation and recognition of non-controlling interest

The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries and VIEs. VIEs are consolidated if the Company determines that it is the primary beneficiary. All intercompany transactions are eliminated.

Net income or losses of the Company’s majority-owned subsidiaries and VIEs and amortization expenses of intangible assets arising from related business acquisitions are attributed to their parents and non-controlling interests based on the proportional economic interests of the respective parents and non-controlling interests in such entities. Net income or losses attributable to the non-controlling shareholders are recorded in the Group’s Consolidated Statements of Operations.

(3) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates.

Significant accounting estimates in the Group’s consolidated financial statements mainly include the useful life of in-game items, useful life of property, equipment and software and intangible assets, fair value of assets and liabilities acquired in asset acquisition and business combinations, assessment for impairment of intangible assets and goodwill, realization of deferred tax assets, share-based compensation expenses, ultimate revenue of a film or TV that is expected to be recognized from the exploitation, exhibition, and sales in all markets and territories and assessment of impairment for allowance for doubtful accounts and impairment of film and television costs.

(4) Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of Perfect World Co., Ltd., the listing entity incorporated in the Cayman Islands, is US dollars. The functional currency of the Group’s other international subsidiaries is evaluated on a case-by-case basis and is often the local currency.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are included in Consolidated Statements of Operations. Total exchange losses, which were included in Others, net, were RMB1,298,050, RMB5,802,680 and RMB7,994,077 for the years ended December 31, 2009, 2010 and 2011, respectively.

The financial statements of the Group’s overseas subsidiaries are translated from their functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic weighted average exchange rates. The resulting translation adjustments are recorded as Accumulated other comprehensive income / (loss) in the Consolidated Balance Sheets. Total translation adjustment gain / (loss) were RMB124,213, RMB(503,180) and RMB5,525,927 for the years ended December 31, 2009, 2010 and 2011, respectively.

(5) Convenience translation

Translations of balances in the balance sheet, statement of operations and statement of cash flow from RMB into United States dollar (“US$”) as of and for the year ended December 31, 2011 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.2939, representing the noon buying rate in The City of New York for cable transfer of RMB as certified for customs purpose by the Federal Reserve Bank of New York on December 31, 2011. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2011, or at any other rate.

(6) Cash and cash equivalents and restricted cash

Cash and cash equivalents represent cash on hand, demand deposits and highly-liquid investments placed with banks or other financial institutions, which have original maturities of three months or less.

Restricted cash is reported separately in the Consolidated Balance Sheets. Cash that is restricted as to withdrawal or use for other than current operations is classified as non-current. The Group’s restricted cash mainly represents (a) cash held in a designated bank account for the sole purpose of business operation; and (b) cash that is pledged for short-term loans.

(7) Short-term investments

The Group classifies the short-term investments in debt securities as “available-for-sale.” The Group made certain short-term floating interest rate deposit investments with certain financial institutions in 2011. These deposits had a short-term stated maturity date, and the issuer has guaranteed the return of the principal. These investments were recorded at fair market value with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders’ equity. Realized gains are reflected as a component of interest income.

In addition, short-term investments also comprise of the time deposits placed with banks with original maturities longer than three months but less than one year.

The Group assesses whether there are any other-than-temporary impairment to its short-term investments due to declines in fair value or other market conditions. Declines in fair values that are considered other-than-temporary are recorded as an impairment loss in the Consolidated Statements of Operations. No impairment losses were recorded for the years ended December 31, 2009, 2010 and 2011.

(8) Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, accounts receivables, long-term time deposits, restricted long-term deposit, accounts payables, short-term bank loans and accrued liabilities. The carrying values of the short-term financial instruments approximate their fair value due to the short maturity of those instruments. The carrying value of the long-term time deposits, including interests accrued, approximates their fair value as the agreed interest rates are close to market rate.

(9) Accounts receivable, net

Accounts receivables are recorded net of allowance for bad debts. An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is likely to be unrecoverable.

(10) Equity investments

Equity investments are investments in privately held companies. The Group accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or lack of control using the equity method. For equity investments which the Group does not have significant influence, the cost method accounting is applied.

The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing rounds. No impairment losses were recorded for the years ended December 31, 2009, 2010 and 2011.

(11) Film and television cost (discontinued operations)

Film and television costs include capitalizable production costs, production overhead, development costs, and acquired production costs and are stated at the cost, less accumulated amortization. Marketing, distribution, and general and administrative costs are expensed as incurred.

Costs of film and television productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film and television productions exceed their estimated fair values is written off. Film and television development costs for projects that have been abandoned or have not been set for production within three years are generally written off. Film and television production costs that were written off were Nil, RMB4,812,737 and Nil for the years ended December 31, 2009, 2010 and 2011, respectively.

Film and television production costs are capitalized and then expensed, together with any participation and residual costs, based on the ratio of the current period’s revenues to estimated remaining total revenues (“Ultimate Revenues”) from all sources on an individual production basis. Ultimate Revenues for film and television productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

(12) Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment.

Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Estimated useful life
Office building	33 - 40 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

Repairs and maintenance costs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sale proceeds and the carrying amount of the relevant assets and is recognized in the Consolidated Statement of Operations.

(13) Construction in progress

Direct costs that are related to the construction of fixed assets and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2010 and 2011, the balances of Construction in progress were RMB911,395,229 and RMB4,793,214, respectively. The balance as of December 31, 2010 was primarily related to the new office buildings under renovation but not ready for use. Most of the balances of Construction in progress as of December 31, 2010 have been transferred into fixed assets in 2011 since the new office building became available for occupancy in the first quarter of 2011.

(14) Intangible assets

Copyrights

Copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated useful economic life of approximately five to seven years.

Intangible assets arising from assets acquisition and business combinations

The Group performs valuation of the intangible assets arising from assets acquisition and business combinations to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 7.4 years
Trade mark	1 year
Customer relationship	1 year
Completed game	1.6 - 4 years
Trade name and domain name acquired from business combinations	Indefinite life

The estimated useful lives of trade mark and customer relationship upon InterServ acquisition were originally five years and ten years, respectively. During the year ended December 31, 2009, the Group revised their estimation of useful lives to one year as a result of the inter-group resource re-allocation to support new games development and fully amortized the remaining cost in 2009.

In-progress research and development costs

The accounting treatment for in-process research and developments (“IPR&D”) varies based on how they were acquired. IPR&Ds acquired from an asset acquisition are expensed at the acquisition date if it has no alternate future use. For IPR&Ds acquired from a business combination, beginning from January 1, 2009, they were initially measured at fair value using market participant assumptions and were capitalized as indefinite-lived assets until the abandonment or completion of the associated research and development efforts. After initial recognition, those assets shall be considered indefinite-lived and tested for impairment until the associated research and development activities are either completed, at which point a determination of the assets’ useful lives and methods of amortization should be made, or are abandoned. Research and development expenditures that are incurred after the acquisition, including those for completing the research and development activities related to the acquired intangible research and development assets, are generally expensed as incurred.

Online game product development costs

The Group capitalizes the research and development costs qualified for the capitalization as intangible assets and amortized over the estimated life of the corresponding online games, commencing from these games are available for marketing use. See Note 3(20) for more details regarding online game product development costs.

(15) Impairment of long-lived assets and intangible assets

Long-lived assets and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the long-lived assets and intangible assets by comparing the carrying amount to the estimated future undiscounted cash flows associated with the related assets. The Group recognizes impairment of long-lived assets and intangible assets in the event that the carrying amount exceeds the fair value of these assets. No impairment of long-lived assets and intangible assets was recognized for any of the years presented.

(16) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. Any impairment losses recorded in the future could have a material adverse impact on the Group’s financial condition and results of operations.

(17) Revenue recognition

Online game operation revenues

The Group earns majority of its revenue through providing online game services to players pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model. For online games using the time based revenue model, players are charged based on the time they spend playing games. Under the item-based revenue model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. For games which use the time-based revenue model, revenue is recognized based upon the actual usage of the game playing time by the players. For games which use the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items. The average period that players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched and market conditions, are utilized to arrive at the best estimates for lives of these in-game items.

The Group assesses the estimated lives of in-game items for all the item-based games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, it would be applied in the period of change prospectively.

Under both the time-based and the item-based revenue models, proceeds received from sales of online points to players are recorded as deferred revenues, while proceeds received from sales of online points to distributors and sales of prepaid cards are initially recorded as advances from customers. As the Group does not have the control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as advances from customers. Upon activation or charge of the game cards or the online points, these advances from customers are immediately transferred to deferred revenues. The Group provides sales incentives in the form of rebates to major distributors that meet or exceed the sales target. Accrued rebates, which are settled in the form of additional free prepaid cards, will result in higher average discount rate on in-game points, and may partially delay the revenue recognition until the consumption of free prepaid cards.

Prepaid cards will expire on the expiration date printed thereon. The proceeds from the expired game cards that have never been activated are recognized as other income upon expiration of the cards. For the years ended December 31, 2009, 2010 and 2011, the Group recognized Nil, Nil and RMB10,647,183 as other income from expired game cards.

In the case of prepaid online points obtained by players through prepaid cards or other channels, once these points are charged to a player’s personal online game account, they will not expire as long as the personal game account remains active, i.e. being accessed or charged by the player. The unused online points in an inactive personal game account are recognized as revenues when the likelihood that the Group would provide further online game service with respect to such online points is remote. The Group recognizes revenue related to the inactive accounts based on the estimated churn rate of the inactive players and the unused game points and items in these accounts. The Group believes it has a sufficiently long operating history to reliably estimate the inactive players’ churn rate. The Group has adopted the policy of performing the reassessment of the estimated churn rate annually and considered its estimates to be reasonable. For the years ended December 31, 2009, 2010 and 2011, the Group recognized RMB41,027,456, RMB61,931,492 and RMB103,939,999 as revenue from the unused game points and items in the accounts inactive for more than 360 consecutive days, respectively.

Licensing revenues

The Group enters into licensing arrangements with licensees to operate the Group’s games in other countries and regions. These licensing agreements provide two revenue streams: the initial fees and the usage-based royalty fees.

In certain licensing arrangements, the Group provides free upgrades, maintenance support and training (i.e., post-sale customer support or PCS) for the first year, and the licensee has the option to purchase PCS in subsequent years at a specified renewal rate. In these arrangements, the Group allocates the initial fee into two parts. The first part represents the license of the game and is recognized as license revenue immediately once the games are launched. The second part represents PCS and is recognized ratably over the PCS contractual period.

In other licensing arrangements, the Group provides PCS over the full licensing period at no additional charge. In those cases, the total amount of the initial fee is recognized ratably over the full contractual licensing period.

According to the license agreements, the Group is also entitled to ongoing usage-based royalties determined based on the amount of money charged to the players’ accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Film and television revenues (discontinued operations)

The Group recognizes revenues from the distribution of a film when the film is shown in theaters, provided that no significant obligations remain, the amount of the receivables can be accurately estimated, and the collection of which is reasonably assured. Revenues from film licensing arrangements are recognized when the materials are available for distribution by the licensees and when other contractual obligations or conditions are met. Revenues from the licensing TV series are recognized when the TV series are available for broadcasting by the licensee and when other contractual obligations or conditions are met. Revenues from film and TV series related advertising are recognized when services associated with the film distribution and TV license arrangements are provided.

(18) Deferred revenues

For online game revenues, deferred revenues represent (a) online point fees received from customers which are activated or charged to the respective player game accounts by players, but have not been consumed by the players or expired; and (b) in-game virtual items purchased by players but not consumed or expired. For licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by licensees. Non-current deferred revenues are primarily comprised of unamortized initial license fees and unrecognized online game revenues from the in-game virtual items to be recognized beyond the next 12 months.

The deferred revenues related to online game operation as of December 31, 2010 and 2011 were RMB396,729,832 and RMB463,828,951, respectively. The deferred revenues related to licensing as of December 31, 2010 and 2011 were RMB15,865,357 and RMB15,573,561, respectively.

(19) Cost of revenues

Costs of revenues consist primarily of server and bandwidth leasing fees, staff costs involved in the operation of online games including network operation and customer services, value added tax (“VAT”), business tax and other direct costs of providing these services.

Before August 2009, PW Network was subject to VAT. Starting from August 2009, PW Network is subject to business tax. The Group has adopted the gross presentation for VAT and business tax, VAT and business tax are included in revenues and cost of revenues.

Companies that fulfill certain criteria set by the relevant authorities, develop their own software products or online games and have the software product or online game registered with the relevant authorities in the PRC are entitled to a refund of 14% VAT. For relevant periods presented, PW Network met these criteria and therefore was entitled to the 14% refund. The VAT refund was recorded as a reduction of cost of revenues.

The total amount of net VAT and business tax recorded in cost of revenues for the years ended December 31, 2009, 2010 and 2011 were RMB70,629,145, RMB99,702,834 and RMB114,665,467, respectively.

See Note 19 for more details regarding VAT and business tax.

(20) Online game product development costs

Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for general release to customers. Commencing the game is available for marketing use, the capitalized product development costs are amortized as a component of online game related costs over the estimated life of the game.

The evaluation of technological feasibility establishment requires significant judgment and is carried out on a product-by-product basis. Typically the establishment of technological feasibility is featured by the completion of both technical design and game design documentation, and only occurs when the online games have a proven ability to be operated in the online game environment in the market. Online game products development costs consist primarily of salaries and benefits paid, depreciation and other expenses in relation to the development, maintenance, monitoring and management of the Group’s online gaming products.

Prior to April 1, 2010, as the period between the technological feasibility establishment and the game release had been very short, the development costs incurred in that period were insignificant. Thus, the Group had expensed all online game development costs as incurred. Due to the extended game development cycle and the incurrence of material research and development cost, from April 2010, the Group started to capitalize the qualified research and development costs as intangible assets.

For the years ended December 31, 2009, 2010 and 2011, the amount of online game development costs capitalized as intangible assets was approximately Nil, RMB29,502,827 and RMB12,516,776, respectively.

(21) Share-based compensation expense

Share-based compensation expense is for share awards, including share options and restricted shares. For service-based share options awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For performance-based share options awards, the performance goals and vesting schedule of these awards are determined by the Board of Directors. For the performance-based awards, an evaluation is made each quarter as to the likelihood of the performance criteria being met. Share-based compensation costs are then recorded for the number of options expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Black-Scholes option pricing model is used to determine the fair value of share options. The determination of the fair values of share-based compensation awards on the date of grant using the Black-Scholes option pricing model is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility over the expected term of the awards, the expected term of the awards, risk-free interest rates and expected dividends. When estimating the fair value of the ordinary shares, both internal and external sources of information are reviewed.

A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(22) Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of operations in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. For the years ended December 31, 2009, 2010 and 2011, the Group did not have any interest and penalties associated with tax positions, and the Group did not have any significant unrecognized uncertain tax positions.

(23) Statutory reserves

The Group’s subsidiaries and the VIEs incorporated in China are required to make appropriations to reserves, comprising the statutory general reserve, statutory public welfare reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the People’s Republic of China (the “PRC GAAP”). Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the statutory public welfare reserve and the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory public welfare reserve is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Other statutory reserves are established for the purpose of offsetting accumulated losses, enlarging productions or increasing share capital. For the years ended December 31, 2009, 2010 and 2011, profit appropriation to statutory general reserve for the Group’s entities incorporated in China was approximately RMB86,617,974, RMB57,700,883 and RMB31,541,131, respectively. No appropriation to other reserves were made for any of the years presented.

(24) Advertising expenses

The Group expenses advertising costs as incurred. Total advertising expenses were RMB158,403,334, RMB178,102,579 and RMB173,454,641 for the years ended December 31, 2009, 2010 and 2011, respectively, and were recorded in sales and marketing expenses.

(25) Leases

Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group has no capital leases for any of the years presented.

(26) Net earnings per share

Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Common share equivalents consist of the common shares issuable upon the exercise of share options (using the treasury stock method). Common share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Stock options with performance conditions are included in the computation of diluted EPS if the options are dilutive and if their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

(27) Dividends

The Board of Directors of the Company may from time to time declare dividends (including interim dividends) and distributions on shares of the Company outstanding and authorize payment of the same out of the funds of the Company lawfully available.

Under PRC regulations, the Group’s subsidiaries and the VIEs incorporated in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP and regulations. In addition, the Group’s subsidiaries and the VIEs are required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (see Note 3(23)) prior to payment of any dividends, unless such reserve fund has reached 50% of their respective registered capital. The reserve fund is not distributable in the form of cash dividends to the Company.

(28) Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

(29) Comprehensive income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group has recognized the translation adjustments as comprehensive income / (loss) in the Consolidated Statements of Changes in Shareholder’s Equity and Comprehensive Income. See Note 3(4) for more details concerning the translation adjustments.

(30) Discontinued operations

A discontinued operation is a component of the Group that may be a reportable segment or an operating segment, a reporting unit, a subsidiary or an asset group that has been disposed or is held for sale. The results of that component are separately reported as “discontinued operations” in the Consolidated Statements of

Operations. The comparative Consolidated Statements of Operations are restated as if the operation had been discontinued from the start of the comparative period. The assets and liabilities of such component classified as “discontinued operations” or “assets/liabilities held for sale” are presented separately in the assets and liabilities, respectively, of the Consolidated Balance Sheets upon such classification being made.

(31) Recent accounting pronouncement

In May 2011, the FASB issued revised guidance on the “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income.” The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards.” The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In September 2011, the FASB revised guidance on “Testing of Goodwill for Impairment.” The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

Concentration and Risks	12 Months Ended
Dec. 31, 2011
Concentration and Risks
Concentration and Risks

4. Concentration and risks

There are no customers whose revenues individually represent greater than 10% of the total revenues for the years ended December 31, 2009, 2010 and 2011.

Financial instruments that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, time deposits and restricted time deposit. As of December 31, 2010 and 2011, majority of all of the Group’s cash and cash equivalents, restricted cash, short-term investments, time deposits and restricted time deposit were held by major financial institutions located in the PRC, Hong Kong and U.S. which management believes are of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents, short-term investments and long term time deposit are financially sound based on public available information.

A majority of the Group’s operating transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Restricted Cash and Restricted Time Deposit	12 Months Ended
Dec. 31, 2011
Restricted Cash and Restricted Time Deposit
Restricted Cash and Restricted Time Deposit

5. Restricted cash and restricted time deposit

To meet the requirements under certain equity investment contracts or business operations, the Group has RMB4,849,614 and RMB158,077 cash restricted, respectively, as of December 31, 2010 and 2011. To maintain guarantee balances at the bank as a collateral for the short term loans of US dollars (see Note 14), as of December 31, 2010 and December 31, 2011, the Group has Nil and RMB535,342,354 cash restricted and RMB121,721,425 and RMB125,717,425 time deposit restricted, respectively, which were bank deposits with the original term of one to three years at certain banks. The restriction will cease in the third quarter of 2012, and such bank deposit with original term of three years continues to be recorded in non-current assets as the company intends to hold the fixed term deposits till maturity which at December 31, 2011, exceeds 12 months.

Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement
Fair Value Measurement

6. Fair value measurement

The Group measures its cash equivalents, short term investments and time deposits at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1-Valuations based on quoted prices in active markets for identical assets or liabilities that we have the ability to access.

Level 2- Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.

Level 3-Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

As of December 31, 2010 and 2011, information about inputs into the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	454,428,441	-	454,428,441	-
Money market fund	664,783	664,783	-	-
Restricted cash	4,849,614	-	4,849,614	-
Short-term investments:
Available-for-sale securities	300,000,000	-	300,000,000	-
Time deposits	90,000,000	-	90,000,000	-
Long-term time deposits	284,568,575	-	284,568,575	-
Restricted time deposit	121,721,425	-	121,721,425	-

Total assets	1,256,232,838	664,783	1,255,568,055	-

Liabilities
Contingent consideration liability	81,729,472	-	-	81,729,472

Total liabilities	81,729,472	-	-	81,729,472

		Fair value measurement at reporting date using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	312,772,838	-	312,772,838	-
Money market fund	896,416	896,416	-	-
Restricted cash	535,500,431	-	535,500,431	-
Short-term investments:
Available-for-sale securities	40,000,000	-	40,000,000	-
Time deposits	99,517,875	-	99,517,875	-
Long-term time deposits	293,892,575	-	293,892,575	-
Restricted time deposit	125,717,425	-	125,717,425	-

Total assets	1,408,297,560	896,416	1,407,401,144	-

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports on its balance sheet at fair value on a recurring basis.

Money market fund. The Group values its money market fund using observable inputs that reflect quoted prices for securities with identical characteristics, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Available-for-sale securities. As of December 31, 2010, the Group’s available-for-sale securities consisted of structured deposits with certain financial institutions. Available-for-sale securities are valued using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

Time deposits. The Group values its time deposits put in certain bank account using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Restricted cash. Restricted cash represents deposits put in an escrow account in relation to the investment or business operation and deposits as collateral for the loans of US dollars provided by various banks. Restricted cash are valued based on the pervasive interest rate in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Restricted time deposit. Restricted time deposits represent a time deposit with the original term of three years put in certain bank account which is restricted as collateral for the loan of US dollars provided by that bank. The restriction will cease in August 2012. Restricted time deposit is valued based on the pervasive interest rate in the market, which are also the interest rates as stated in the contracts with the bank. The Group classifies the valuation techniques that use these inputs as Level 2.

Contingent consideration payable. Contingent consideration payable was resulted from the acquisition of Beijing Xinbaoyuan Movie & TV Investment Co., Ltd. and Shanghai Baohong Entertainment and Media Co., Ltd. (Refer to Note 10(5)), and was valued based on estimated outcomes of the contingency and their probabilities. The Group classifies the valuation techniques that use these inputs as Level 3.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
Accounts receivable, net

7. Accounts receivable, net

	December 31, 2010	December 31, 2011
	RMB	RMB
Accounts receivable, gross	167,434,968	142,543,972
Allowance for doubtful accounts:
Balance at beginning of year	-	(9,817,494)
Additional provision for bad debt	(9,817,494)	-
Write-offs	-	-
Disposal of film and television business	-	9,817,494

Balance at end of year	(9,817,494)	-

Accounts receivable, net	157,617,474	142,543,972

Accounts receivable are mainly related to the sale of game cards to distributors, initial license fees, usage based royalty fees due from licensees and film and TV distribution.

Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments
Equity Investments

8. Equity investments

The following sets forth the changes in the Group’s equity investments:

	Chengdu Seasky	Ye Net	Zhizhu Network	Unknown Worlds	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2009	16,417,182	14,054,055	-	-	30,471,237
Investment	-	-	27,000,000	-	27,000,000
Share of (loss) / income in equity investment	(5,850,789)	226,239	(2,467,778)	-	(8,092,328)

Balance as of December 31, 2010	10,566,393	14,280,294	24,532,222	-	49,378,909
Investment	-	-	-	10,803,330	10,803,330
Share of (loss) / income in equity investment	(513,232)	889,549	(952,474)	(998,349)	(1,574,506)
Converted to controlling interest	-	(15,169,843)	-	-	(15,169,843)
Disposal of equity investment	(10,053,161)	-	-	-	(10,053,161)

Balance as of December 31, 2011	-	-	23,579,748	9,804,981	33,384,729

Investment in Chengdu Seasky

In April 2008, the Group made an investment of RMB20,735,000 in Chengdu Seasky Digital Entertainment Co., Ltd. (“Chengdu Seasky”) to acquire 20% of its equity interest. Chengdu Seasky is principally engaged in the design and development of online games in China. In January 2010, the Group received another 20% equity interest of Chengdu Seasky from its other equity holders based on certain performances target preset in the original agreement at zero consideration. As of December 31, 2010, the equity interest owned by the Group in Chengdu Seasky was 40%. In January 2011, the Group transferred the 40% equity interest to an officer of Chengdu Seasky, for a total consideration of RMB9,934,500.

Investment in Ye Net

In April 2009, the Group made an investment of approximately RMB15.0 million in Ye Net to acquire 30% of its equity interest. In January 2011, the Group started to consolidate Ye Net as it acquired additional equity interest in Ye Net and obtained unilateral control of Ye Net. See Note 10(6) for more details.

Investment in Zhizhu Network

In April 2010, the Group made an investment of RMB27.0 million in Beijing Zhizhu Network Technology Co., Ltd. (“Zhizhu Network”), a related party, to acquire 20% of its equity interest.

Investment in Unknown Worlds

In August 2011, the Group made an investment of RMB10,803,330 in Unknown Worlds Entertainment, Inc. (“Unknown Worlds”) to acquire 40% of its equity interest.

Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2011
Property, Equipment and Software, Net
Property, equipment and software, net

9. Property, equipment and software, net

	December 31, 2010	December 31, 2011
	RMB	RMB
Office building	83,103,505	933,344,157
Office furniture	14,141,806	16,380,361
Computers & office equipment	73,891,161	109,621,774
Game servers	187,738,102	222,998,741
Motor vehicles	11,699,697	4,893,510
Office improvement	-	120,578,379
Leasehold improvement	40,405,050	49,466,562
Software	41,640,017	46,944,492

Total	452,619,338	1,504,227,976
Less: Accumulated depreciation	(146,370,369)	(244,377,478)

Net book value	306,248,969	1,259,850,498

The depreciation expenses for property, equipment and software were RMB33,685,717, RMB70,948,008 and RMB122,235,919 for the years ended December 31, 2009, 2010 and 2011, respectively.

Business Combination	12 Months Ended
Dec. 31, 2011
Business Combination
Business Combination

10. Business combination

(1) InterServ Caymans and its two PRC subsidiaries

In February 2009, the Group acquired a 100% equity interest in InterServ Caymans from InterServ, for an aggregate purchase price of approximately RMB158,786,000. Upon consummation of the transaction, InterServ Caymans and its two PRC subsidiaries, InterServ Shanghai and Chengdu PW Software, became the Group’s wholly owned subsidiaries. The main purpose of the acquisition is to further diversify the Group’s game pipeline and further strengthen the Group’s solid research and development capability. The purchase price was determined based on arms’ length negotiations between the Company and InterServ.

The acquisition had been accounted for as a business combination and the results of operations of InterServ Caymans and its subsidiaries from the acquisition date have been included in the Group’s consolidated financial statements. The allocation of the purchase price is as follows:

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	8,020
Identifiable intangible assets	40,160	5.17
Goodwill	110,606

Total	158,786

The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill relating to the online game segment. The goodwill is not expected to be deductible for tax purposes. No measurement period adjustment has been recorded.

Based on the assessment on all the acquired companies’ financial performance made by the Group, none of the acquired company on its own or in total is considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

(2) PW Pictures

In August 2008, the Group made an investment of RMB3,000,000 for 10% interest in Perfect World (Beijing) Pictures Co., Ltd., or PW Pictures, formerly known as Beijing Perfect World Cultural Communication Co., Ltd., or PW Cultural, a newly established Chinese media and entertainment company and principally engages in film and television business. The Group accounted for the RMB3,000,000 using the cost method of accounting. In April 2009, the Group further entered a capital increase and share transfer agreement with the other equity holder of PW Pictures, to acquire additional equity interest from the other equity holder for a consideration of RMB17,800,000. In addition, the Group also injected RMB52,200,000 capital into PW Pictures in conjunction with the agreement. The Group holds 89% equity in PW Pictures after this transaction. As the Group obtained unilateral control of PW Pictures on the acquisition date, it started to consolidate PW Pictures’ financial statements thereafter. According to the agreement, the Group is required to transfer up to 19% of its equity interest in PW Pictures to the non-controlling interest holder should the profit of the existing film projects acquired achieve certain predetermined profit target. In December 2009, the Group transferred 9% equity in PW Pictures to the non-controlling interest holder of PW Pictures for free based on the performance achieved of the acquired film projects. As of December 31, 2009, the Group held 80% equity interest in PW Pictures. The Group recognized the non-controlling interest based on their equity interest and the fair value of contingent interest transfer on the acquisition date and the subsequent settlement was accounted for within equity. No additional equity interest adjustment needs to be made under the agreement.

The excess of (i) the total of the value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of previously held equity interest in PW Pictures over (ii) the fair value of the identifiable net assets of PW Pictures was recorded as goodwill relating to film, television and others segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management’s experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

RMB (in thousand)
Current assets	89,033
Non current assets	1,880
Current liabilities	(9,098)

Fair value of net assets of PW Pictures (a)	81,815

Cumulative consideration (b)	73,000
Non-controlling interest at fair value (c)	14,465

Goodwill (b+c-a)	5,650

Goodwill primarily represents the expected synergies from combining operations of the Group and PW Pictures, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of noncontrolling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

Based on the assessment on the acquired company’s financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

In July 2010, the Group further entered into a share transfer agreement with the other equity holder of PW Pictures, to acquire remaining 20% equity interest held by the other equity holder for a consideration of approximately RMB16,900,000. The Group holds 100% equity in PW Pictures after this transaction. As the Group had controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount was recorded in additional paid-in capital of the Group.

In August 2011, the Group sold its film and television business to a related party, for detail of this transaction, please see Note 11.

(3) C&C Media

In April 2010, the Group invested approximately RMB143,490,000 to acquire 100% equity interest of C&C Media Co., Ltd. (“C&C Media”) and its subsidiary CCO Co., Ltd. (“CCO”). Upon consummation of the transaction, C&C media became the Group’s wholly owned subsidiary. The main purpose of the acquisition is to capture the online game growth opportunities in Japan. The purchase price was determined based on arms’ length negotiations between the Group and the equity holders of C&C Media.

The acquisition had been accounted for as a business combination and the results of operations of C&C Media from the acquisition date have been included in the Group’s consolidated financial statements. The allocation of the purchase price is as follows:

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(11,186)
Identifiable intangible assets:
Trade name	11,875	Indefinite
Game licenses	12,240	2.16
Others	2,918	1.74

Identifiable net assets acquired (a)	15,847

Cash consideration (b)	143,490
Goodwill (b-a)	127,643
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	6,181

Goodwill	133,824

The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill relating to the online game segment. The goodwill is not expected to be deductible for tax purposes. No measurement period adjustment has been recorded.

Based on the assessment on the acquired companies’ financial performance made by the Group, none of the acquired company on its own or in total is considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

(4) Runic Games

In May 2010, the Group invested approximately RMB57,349,000 to acquire 74.47% equity interest in Runic Games Inc. (“Runic Games”). As the Group obtained unilateral control of Runic Games on the acquisition date, it started to consolidate Runic Games’ financial statements thereafter. The main purpose of the acquisition is to further enhance the Group’s strong R&D capabilities, and leverage Runic Games’ creative and professional development team to create global titles through enhanced control and a closer collaboration. The purchase price was determined based on arms’ length negotiations between the Group and Runic Games.

The excess of (i) the total of the value of consideration transferred and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of Runic Games was recorded as goodwill related to online game segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management’s experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	49,696
Identifiable intangible assets:
IPR&D	17,205	Note 3	(14)
Others	6,144	1.6

Identifiable net assets acquired (a)	73,045

Cash consideration (b)	57,349
Non-controlling interest at fair value (c)	19,596

Goodwill (b+c-a)	3,900
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	7,939

Goodwill	11,839

Goodwill primarily represents the expected synergies from combining operations of the Group and Runic Game, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of noncontrolling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

Based on the assessment on the acquired company’s financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

(5) Xinbaoyuan and Baohong

In July 2010, the Group invested approximately RMB192,300,000 in Beijing Xinbaoyuan Movie & TV Investment Co., Ltd. (“Xinbaoyuan”) and Shanghai Baohong Entertainment and Media Co., Ltd. (“Baohong”) and took 55% equity interest in both entities. Total consideration of RMB192,300,000 comprised (i) RMB110,000,000 in cash and (ii) up to RMB82,300,000 contingent consideration would be paid in 2011. Based on the investment agreement, the original shareholders shall be responsible for collection of certain receivables, and the contingent consideration would be paid by four installments according to the percentage of receivable collected. Contingent consideration would be adjusted if the receivables cannot be fully collected and is assessed at fair value as of the acquisition date based on the probability and timing of collection. As the Group obtained unilateral control of Xinbaoyuan and Baohong on the acquisition date, it started to consolidate Xinbaoyuan and Baohong’s financial statements thereafter. The main purpose of the acquisition is to further diversify the Group’s film and television business. The purchase price was determined based on arms’ length negotiations between the Group and the equity holders of the acquired entities.

The excess of (i) the total of the value of consideration transferred, fair value of contingent consideration and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of Xinbaoyuan and Baohong was recorded as goodwill related to film, television and others segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management’s experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
TV series right	51,609
Other identifiable tangible assets and liabilities	10,785
Identifiable intangible assets	10,060	5.25

Identifiable net assets acquired (a)	72,454

Cash consideration (b)	110,000
Contingent consideration (c)	79,810
Non-controlling interest (d)	104,350

Goodwill (b+c+d-a)	221,706

Goodwill primarily represents the expected synergies from combining operations of the Group, Xinbaoyuan and Baohong, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of noncontrolling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

Based on the assessment on the acquired companies’ financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

As of July 31, 2011, the Group has paid contingent consideration of RMB54,750,000 to the original shareholders of Xinbaoyuan and Baohong. In August 2011, the Group sold its film and television business to a related party, for detail of this transaction, please see Note 11.

(6)Ye Net

In April 2009, the Group made an investment of approximately RMB15,000,000 in Ye Net to acquire 30% of its equity interest. Ye Net is principally engaged in web game development and operation. The equity interest of the Group in Ye Net was increased to 37.5% in 2010 triggered by certain key performance indicator set in the original agreement with no additional consideration paid. In January 2011, the Group acquired additional 42.5% equity interests of Ye Net triggered by certain key performance indicator set in the original agreement, for a total consideration of RMB3,000,000.

As of December 31, 2011, the Group held 80% equity interest in Ye Net. The non-controlling interest was recognized based on its acquisition date fair value, and was subsequently adjusted by attribution of net income or loss and other comprehensive income or loss based on its relative ownership interests in Ye Net. No additional equity interest adjustment needs to be made under the agreement.

In a business combination achieved in stages, the Group re-measured its previously held equity interests in Ye Net at its acquisition-date fair value using the discounted cash flow method. The excess of (i) the total of the value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of previously held equity interest in Ye Net over (ii) the fair value of the identifiable net assets of Ye Net was recorded as goodwill relating to the PRC operation segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management’s experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	2,860	2.75
IPR&D	2,120	Note 3(14)
Trade name and domain name	1,380	Indefinite
Other identifiable tangible assets and liabilities	19,672

Identifiable net assets acquired (a)	26,032

Cash consideration (b)	3,000
Previous held equity interest on acquisition date (c)	15,170
Non-controlling interest (d)	8,090

Goodwill (b+c+d-a)	228
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	1,591

Goodwill	1,819

Goodwill primarily represents the expected synergies from combining operations of the Group and Ye Net, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of noncontrolling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

Based on the assessment on the acquired company’s financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

(7) Cryptic Studios

In August 2011, the Group invested approximately RMB323,079,967 to acquire 100% equity interest of Cryptic Studios. Upon consummation of the transaction, Cryptic Studios became the Group’s wholly owned subsidiary. The main purpose of the acquisition is to further penetrate into the U.S. and European markets and further strengthen the Group’s well established R&D and operational capabilities globally. The purchase price was determined based on arms’ length negotiations between the Group and the equity holders of Cryptic Studios.

The acquisition had been accounted for as a business combination and the results of operations of Cryptic Studios from the acquisition date have been included in the Group’s consolidated financial statements. The allocation of the purchase price is as follows:

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(1,328)
Identifiable intangible assets:
Game engine	21,717	5
Trade name and domain name	30,803	Indefinite
Complete games	55,485	4
IPR&D	47,172	Note 3(14)

Identifiable net assets acquired (a)	153,849
Cash consideration (b)	323,080

Goodwill (b)-(a)	169,231
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	28,806

Goodwill	198,037

The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill relating to the international operation segment. The goodwill is not expected to be deductible for tax purposes. No measurement period adjustment has been recorded.

Based on the assessment on the acquired companies’ financial performance made by the Group, none of the acquired company on its own or in total is considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Discontinued Operations

11. Discontinued operations

In August 2011, the Company entered into a definitive agreement to sell PW Pictures, the entity that operates the Company’s film business, to Beijing Ever Joy Pictures Co., Ltd., which is majority-owned by Mr. Michael Yufeng Chi, the Company’s Chairman and Chief Executive Officer, for a total consideration of RMB360,000,000. The transaction was authorized and approved by the Board of Directors and a special committee consisting of all independent directors of the board. The Committee considered a variety of factors, including a valuation report and a fairness opinion letter provided by an international third-party appraisal firm. The transaction is expected to sharpen the Company’s focus on its core online game development and operation business and maximize shareholder value over time.

As of September 30, 2011, the Company has completed this transaction with all consideration received in cash and recorded the related gain of RMB48,813,417 in the “additional paid-in capital” account in the Consolidated Balance Sheets according to accounting guidance applicable to common control transactions. The film and television business was previously presented in the Film, television and other segment.

The Consolidated Balance Sheets as of December 31, 2010 and 2011 do not reflect the assets held for sale due to the fact that the decision to dispose of the assets occurred after December 31, 2010, and the sale was completed prior to December 31, 2011. As there was no continuing cash flow from the disposed film and television business expected to be generated by the ongoing entity and the Group will not have any significant continuing involvement in the operations of the disposed film and television business after September 30, 2011, the revenues and expenses related to the operations of film and television business have been segregated from continuing operations and reported as discontinued operations for all periods. Following are revenues and pretax income / (loss) from the discontinued operations:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Revenues	49,804,306	86,793,020	13,009,388
Pretax income / (loss) of discontinued operations	5,320,519	(32,073)	1,720,926

Following are the carrying amounts of the major classes of assets and liabilities included as part of a disposal group as of disposal day:

July 31, 2011
RMB
Cash and cash equivalents	66,898,895
Prepayment and other assets	117,627,699
Film and television cost	53,078,416
Other current assets	22,754,008
Goodwill	227,355,604
Other non-current assets	12,427,865

Total assets	500,142,487

Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other current liabilities	6,965,694

Total liabilities	105,306,338

Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
Intangible Assets, Net

12. Intangible assets, net

	As of December 31, 2010			As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	55,192,452	(12,974,987)	42,217,465	71,586,613	(24,213,208)	47,373,405
Game engine	15,149,890	(6,312,453)	8,837,437	35,649,330	(10,703,646)	24,945,684
Non-compete agreements.	34,675,400	(13,130,016)	21,545,384	27,919,584	(18,983,614)	8,935,970
Trade mark	27,058,383	(15,034,710)	12,023,673	58,981,805	(15,341,378)	43,640,427
Customer relationship	7,213,530	(6,755,147)	458,383	7,213,530	(7,213,530)	-
Completed game	6,144,570	(2,400,223)	3,744,347	65,239,189	(14,209,978)	51,029,211
IPR&D	17,204,796	-	17,204,796	62,600,828	-	62,600,828
Online game product development costs	29,502,827	(985,233)	28,517,594	42,019,604	(7,810,565)	34,209,039
Others	5,393,000	(1,477,308)	3,915,692	1,673,000	(1,214,075)	458,925

Total	197,534,848	(59,070,077)	138,464,771	372,883,483	(99,689,994)	273,193,489

Amortization expenses for the intangible assets were RMB31,374,058, RMB25,047,694 and RMB47,793,828 for the years ended December 31, 2009, 2010 and 2011, respectively. The accelerated amortization expense resulting from the change in the estimated useful life of certain intangible assets acquired from InterServ recorded during the year ended December 31, 2009 was RMB17,459,000 (See Note 3(14)).

The estimated amortization expenses for the above intangible assets for future annual periods:

	For the years ended December 31,
	2012	2013	2014	2015	2016 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	50,546,782	57,654,443	50,240,067	37,211,256	34,225,498

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
Goodwill

13. Goodwill

The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after the Group’s acquisition. The changes in the carrying value of goodwill by segment are as follows:

	Online Game Related Operation		Film, Television and Others	Total
	PRC	International
	RMB	RMB	RMB	RMB
Balance as of December 31, 2009	110,606,000	-	5,650,000	116,256,000
Increase in goodwill related to acquisition	-	145,663,228	221,705,604	367,368,832
Impairment losses	-	-	-	-

Balance as of December 31, 2010	110,606,000	145,663,228	227,355,604	483,624,832

Increase in goodwill related to acquisition	1,818,861	198,036,541	-	199,855,402
Disposal	-	-	(227,355,604)	(227,355,604)
Impairment losses	-	-	-	-
Currency translation adjustment	-	10,203,883	-	10,203,883

Balance as of December 31, 2011	112,424,861	353,903,652	-	466,328,513

Under PRC segment, the Group identified two reporting units for goodwill impairment testing, including client-based online games and lighter games. Under international segment, the Group identified the following three reporting units for goodwill impairment testing: Runic Games, C&C Media and PW USA including Cryptic Studios. The Group engaged an independent valuation firm to perform goodwill impairment tests of the client-based online games, C&C Media and PW USA reporting units, and independently performed impairment tests for the remaining reporting units. As a result of impairment tests conducted, the Group concluded that the goodwill in the reporting units was not impaired as of December 31, 2011.

Short-term bank loans	12 Months Ended
Dec. 31, 2011
Short-term bank loans
Short-term bank loan

14. Short-term bank loans

In August 2011, the Group entered into a loan agreement with a bank whereby on August 19, 2011 the Group effectively pledged certain time deposits with a total amount of RMB177,688,627 to secure a bank loan, totaling US$24,000,000 and bearing interest at 2.65% per annum over 3-month London Inter-Bank Offered Rate (“LIBOR”). The bank loan will be repaid on or before August 19, 2012.

In August 2011, the Group entered into a loan agreement with a bank whereby on August 5, 2011 the Group effectively pledged certain time deposits with a total amount of RMB355,000,000 to secure a bank loan, totaling US$50,000,000 and bearing interest at 2.32% per annum over 3-month LIBOR. The bank loan will be repaid on or before August 5, 2012.

In August 2011, the Group entered into a standby letter of credit with a bank whereby on August 17, 2011, the Group effectively pledged certain time deposits with a total amount of RMB120,000,000 to secure a bank loan, totaling US$15,000,000 and bearing interest at 3.5% per annum over 3-month LIBOR. The bank loan will be repaid on or before August 17, 2012.

Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

15. Accrued expenses and other liabilities

	December 31, 2010	December 31,2011
	RMB	RMB
Professional fee accruals	10,380,231	17,212,271
Accrued expenses	20,548,257	37,748,816
Sales rebates	5,608,626	3,334,081
Contingent consideration for acquisition (Note 10(5))	81,729,472	-
Payables to employees relating to exercise of options	4,700,100	2,422,823
Others	8,613,997	7,945,133

Total	131,580,683	68,663,124

Others, Net	12 Months Ended
Dec. 31, 2011
Others, Net
Others, Net

16. Others, net

The following table summarizes the Group’s other income or expenses:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Government financial incentives	9,437,000	25,083,207	41,019,039
Exchange loss	(1,298,050)	(5,802,680)	(7,994,077)
Expired game prepaid cards	-	-	10,647,183
Others	2,287,224	(4,099,017)	10,498,893

Total	10,426,174	15,181,510	54,171,038

Government financial incentives are financial benefit granted to certain enterprises by the municipal government to encourage business development in local area. These government financial incentives are calculated with reference to either the group companies’ taxable income or revenue, as the case may be. In order to be eligible for certain government financial incentives, the Group must meet a number of criteria, both financial and non-financial. In addition, the Group’s qualification is further subject to the discretion of the municipal government to immediately eliminate or reduce these financial incentives. As there is no further obligation for the Group to perform to encourage companies’ business development, government financial incentives are recognized as other income when received.

Ordinary Shares	12 Months Ended
Dec. 31, 2011
Ordinary Shares
Ordinary Shares

17. Ordinary shares

Shares Repurchase Program

In October 2008, the Group’s Board authorized an ADS repurchase program to repurchase up to US$100 million of the Company’s ADSs (each ADS represents five ordinary shares) from October 2008 to October 2009. The following is a summary of the Company’s repurchase activity in the open market during 2008 and 2009:

	For the years ended December 31,
	2008	2009
	US$ (except for share data)	US$ (except for share data)
Total number of shares repurchased	202,725	8,213,235
Cost	669,483	19,999,746
Average price paid per ordinary share	3.30	2.44

In addition to and separate from the above ADS repurchase program, the Company completed a repurchase of 18,750,000 shares of its Class A ordinary shares for approximately RMB386,648,554 from SAIF and an affiliate of SAIF on January 15, 2009, and a repurchase of a total of 1,203,812 shares of its Class A ordinary shares and 11,296,188 shares of its Class B ordinary shares for approximately RMB358,290,214 from SAIF on June 1, 2009.

The Company accounts for shares repurchased but pending for cancellation under the cost method and includes such treasury stock as a component of the common shareholders’ equity.

As of December 31, 2008, 202,725 Class B ordinary shares were repurchased but pending cancellation. These shares were recorded at historical purchase cost of RMB4,575,649. All the repurchased shares were cancelled by the year ended December 31, 2009.

In March 2011, the Group’s Board authorized an ADS repurchase program to repurchase up to US$100 million of the Company’s ADSs from March 2011 to March 2012. The following is a summary of the Company’s repurchase activity in the open market during 2011:

For the year ended December 31, 2011
US$ (except for share data)
Total number of shares repurchased	21,832,745
Cost	69,301,654
Average price paid per ordinary share	3.17

All the repurchased shares were cancelled by the year ended December 31, 2011.

Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Share-based Compensation

18. Share-based compensation

Share Incentive Plan

On September 6, 2006, the Board of Directors of the Company approved the Pre-IPO Share Incentive Plan, which was subsequently supplemented and revised by obtaining the approval from the Board of Directors of the Company on June 19, 2007. According to the revised Share Incentive Plan, 32,145,000 Class B ordinary shares were reserved to be issued to any qualified employees, as determined by the Board. On July 4, 2008, the Company’s shareholders approved the amendment to the Share Incentive Plan by changing the option expiry date to the earlier of (i) termination of service with the Company, or (ii) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement. The amendment applies to share options granted after July 4, 2008.

On February 28, 2009, the Company’s shareholders approved an amendment to the share incentive plan that effectively increased the number of Class B ordinary shares authorized for issuance under the share incentive plan by 10,000,000. On November 14, 2009, the Company’s shareholders approved a further amendment to the share incentive plan that increased the number of Class B ordinary shares authorized for issuance under the share incentive plan to 44,645,000. In addition, the option expiry date was changed to the earlier of (i) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement, (ii) three months after the termination of service with us other than for disability or death, or (iii) one year after the termination of service with the Company due to disability or death. The amendment applies to share options granted after November 14, 2009.

On August 14, 2010, the Company’s shareholders approved a 2010 Share Incentive Plan, under which 30,000,000 Class B ordinary shares have been reserved for future issuance.

Share Options

(1) Service-based share options

The Company granted 640,800, 6,569,700 and 6,075,650 serviced-based share options to its officers (including directors) and employees for the years ended December 31, 2009, 2010 and 2011, respectively. These awards generally vest over a four year term, the vesting schedule of each share option award is determined by the Board of Directors.

Share-based compensation expenses related to service-based share options of RMB40,564,834, RMB66,217,308 and RMB80,939,792 were recognized in the Consolidated Statements of Operations for the years ended December 31, 2009, 2010 and 2011, respectively, net of capitalized service-based compensation expenses. The unamortized compensation costs related to unvested awards not yet recognized were RMB143,480,593 as of December 31, 2011, adjusted for estimated forfeitures, and the weighted average period over which it would be recognized was 2.54 years. Tax benefit realized from tax deductions associated with the Group’s US employees’ service-based option exercises for the years ended December 31, 2009, 2010 and 2011 were Nil, RMB1,184,528, and RMB102,940, respectively. Service-based compensation expenses capitalized as part of online game product development costs for the years ended December 31, 2009, 2010 and 2011 were Nil, RMB1,413,056 and RMB561,729, respectively.

In March 2009, the Company’s Board of Directors approved an option modification to adjust the exercise prices for certain outstanding service-based share options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company’s ADSs traded on the Nasdaq as of March 2, 2009, which was the last trading day prior to the board approval. 16 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB3,863,060 over the remaining vesting periods of two years to four years for the modified share options.

In August 2010, the Company’s Board of Directors approved an option modification to adjust the exercise prices for certain outstanding service-based share options that were granted by the Company in 2009 and 2010 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company’s ADSs traded on the Nasdaq as of August 19, 2010, which was the last trading day prior to the board approval. 1,989 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB13,552,762 over the remaining vesting periods of three years to four years for the modified share options.

The summary of service-based share options activities under the Share Incentive Plan as of December 31, 2011, and changes during the year is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2011	17,662,305	2.06	2.54	47,105,880
Granted	6,075,650	4.09
Exercised	(1,337,440)	0.48
Forfeited or cancelled	(848,935)	4.53

Outstanding as of December 31, 2011	21,551,580	2.63	2.29	16,124,205

Vested and expected to vest as of December 31, 2011	20,791,475	2.57	2.24	16,057,556
Exercisable as of December 31, 2011	10,692,935	0.95	0.88	15,172,076

No option expired during years ended December 31, 2009, 2010 and 2011.

The weighted-average grant date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 were RMB19.59 (US$2.87) per option, RMB25.67 (US$3.79) per option and RMB12.13 (US$1.88), respectively.

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 were RMB262,753,218, RMB58,397,921 and RMB21,207,817, respectively. The intrinsic value is calculated as the difference between the Company’s closing stock price on the date of exercise and the exercise price of the shares. The Company expects to issue new ordinary shares to satisfy share option exercises.

The estimated fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

For the years ended December 31,
	2009	2010	2011
Risk-free interest rates (%)(1)	1.80%-1.94%	0.96%-1.93%	0.41%-1.62%
Expected life (in years)(2)	3.61-3.65	3.51-4.26	3.20-4.25
Expected dividend yield(3)	-	-	-
Expected volatility (%)(4)	57.15%-57.55%	56.01%-57.59%	54.62%-63.18%

1.	The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.
2.	The expected life of share options granted with service condition is based on the Company’s estimation considering historical exercise patterns, which the Company believes are representative of future behavior.
3.	The Company has no history or a precise expectation of paying dividends on its common stock.
4.	Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company’s ordinary shares over the respective expected term preceding the grant date.

(2) Performance-based share options

The Company granted 9,566,660, 838,530 and 162,000 performance-based share options to its officers and employees for the years ended December 31, 2009, 2010 and 2011. These awards are generally vested over a four year term. The performance goals and vesting schedule of these awards are determined by the Board of Directors. For those awards, an evaluation is made each quarter as to the likelihood of performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest to date.

Share-based compensation expenses related to performance-based share options of RMB36,679,268, RMB30,101,115 and RMB23,796,735 were recognized in the Consolidated Statements of Operations for the years ended December 31, 2009, 2010 and 2011, respectively, net of capitalized performance-based compensation expenses. The unamortized compensation costs related to the unvested awards not yet recognized were RMB18,831,066 as of December 31, 2011, adjusted for estimated forfeitures and expected to vest performance-based options, and weighted average period over which it would be recognized was 1.78 years. Tax benefit realized from tax deductions associated with the Group’s US employees’ performance-based option exercises for the years ended December 31, 2009, 2010 and 2011 were Nil, RMB1,477,538 and RMB113,663, respectively. Performance-based compensation expenses capitalized as part of online game product development costs for the years ended December 31, 2009, 2010 and 2011 were Nil, RMB524,675 and Nil, respectively.

In March 2009, the Company’s Board of Directors approved an option modification to adjust the exercise price and vesting schedules for certain outstanding performance-based share options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company’s ADSs traded on the Nasdaq as of March 2, 2009, which was the last trading day prior to the board approval. 141 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB8,996,087 over the remaining vesting periods of three years to four years for the modified options.

In August 2010, the Company’s Board of Directors approved an option modification to adjust the exercise prices for certain outstanding performance-based share options that were granted by the Company in 2009 and 2010 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company’s ADSs traded on the Nasdaq as of August 19, 2010, which was the last trading day prior to the board approval. 24 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB1,761,299 over the remaining vesting periods of three years to four years for the modified share options.

The summary of performance-based share options activities under the Share Incentive Plan as of December 31, 2011 and changes during the year is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2011	10,687,395	2.03	2.90	28,821,035
Granted	162,000	4.11
Exercised	(393,440)	1.93
Forfeited or cancelled	(1,372,740)	2.01

Outstanding as of December 31, 2011	9,083,215	2.00	1.91	4,026,742

Vested and expected to vest as of December 31, 2011	8,688,021	2.07	1.98	3,918,445
Exercisable as of December 31, 2011	3,502,350	1.80	1.54	2,499,846

No option expired during the years ended December 31, 2009, 2010 and 2011.

The weighted-average grant date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 were RMB6.06 (US$0.89) per option, RMB20.23 (US$2.99) per option and RMB11.82 (US$1.83) per option, respectively. The Company expects to issue new ordinary shares to satisfy share option exercises.

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 were RMB3,138,650, RMB16,194,011 and RMB5,598,671. The intrinsic value is calculated as the difference between the Company’s closing stock price on the date of exercise and the exercise price of the shares.

The estimated fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

For the years ended December 31,
	2009	2010	2011
Risk-free interest rates (%)(1)	1.49%-2.05%	0.96%-1.93%	0.56%-1.62%
Expected life (in years)(2)	3.51-4.59	3.64-4.26	3.65-4.25
Expected dividend yield(3)	-	-	-
Expected volatility (%)(4)	49.87%-57.75%	56.01%-57.18%	54.62%-63.18%

1.	The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.
2.	The expected life of share options granted with performance condition is based on the Company’s estimation considering historical exercise patterns, which the Company believes are representative of future behavior.
3.	The Company has no history or a precise expectation of paying dividends on its common stock.
4.	Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company’s ordinary shares over the respective expected term preceding the grant date.

Restricted Shares

In addition to share options, share-based compensation expenses arose from 6,928,570 restricted shares awarded by principal shareholders in September 2006 to the Chief Technology Officer which were vested over four years term. For purposes of recording compensation expense, this grant was treated as if it was awarded by the Company. The ordinary shares were awarded to the Chief Technology Officer for his contributions of certain management, technology and technological expertise since the inception of the Company. These ordinary shares are subject to transfer restrictions with a vesting period of four years since the grant date and were valued at their estimated fair value on the date of the award. These ordinary shares were not included in the Company’s revised share incentive plan.

There were no service-based or performance-based restricted shares granted in 2009, 2010 and 2011.

Accordingly, share-based compensation expenses related to services-based restricted shares of RMB644,691, RMB466,980 and Nil were recognized in the Consolidated Statements of Operations for the years ended December 31, 2009, 2010 and 2011, respectively. There was no share-based compensation expense related to performance-based restricted shares recognized in the Consolidated Statements of Operations for the years ended December 31, 2009, 2010 and 2011.

As of December 31, 2011, all restricted shares were fully vested.

The total fair value of shares vested for the years ended December 31, 2009, 2010 and 2011 were RMB70,524,798, RMB51,465,591 and Nil, respectively.

Taxation	12 Months Ended
Dec. 31, 2011
Taxation
Taxation

19. Taxation

a. VAT

PW Network was subject to a 17% VAT for the revenues from online game business in the PRC before August 2009. The Group has adopted the gross presentation for VAT, which is included in revenues and cost of revenues.

Companies that fulfill certain criteria set by the relevant authorities, develop their own software products or online games and have the software product or online game registered with the relevant authorities in the PRC are entitled to a refund of 14% VAT. For relevant periods presented, PW Network met these criteria and therefore was entitled to the 14% refund. The VAT refund was recorded as a reduction of cost of revenues, hence the net VAT amount included in cost of revenues amounted to only 3% of the related revenues. PW Network was also subject to 10% surcharge of VAT payables according to PRC tax law.

Starting from August 2009, the state and local tax authorities approved PW Network to convert from a VAT payer to a business tax payer.

The Group’s sales proceeds to be collected from its online game operation in Japan are subject to consumption tax at a rate of 5%.

b. Business tax

The Group’s subsidiaries and VIEs incorporated in China are subject to a 5% business tax on revenues generated from online game. In addition, the Group’s subsidiaries and VIEs incorporated in China are also subject to certain surcharges on revenues for city construction and education. Business tax and the related surcharges are recognized when the revenue is earned.

According to the applicable tax rules and regulations, revenues generated from software development and relevant technology consulting services, being a technology development business may enjoy business tax exemption.

c. Income taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company and its subsidiaries in Cayman Islands and British Virgin Islands are not subject to tax on their income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

United States

PW USA, Runic Games and Cryptic Studios are subject to a corporate income tax rate ranging from 15% to 35% at federal level and, in some instance, subject to tax at state level. State tax rates vary by jurisdiction.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by PW Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Malaysia

PW Malaysia engages in offshore licensing activity. It is subject to a fix amount corporate income tax MRT20,000 a year.

Taiwan

The Group’s subsidiary established in Taiwan is subject to 17% corporate income tax rate (taxable income up to TWD120,000 is exempt).

Netherlands

PW Europe in Netherlands engages in intra-group licensing and local sales and marketing. As of January 1, 2011, the standard CIT rate is 25%. A lower rate of 20% applies to up to EUR200,000 of taxable income.

Japan

The total corporate income tax burden (i.e. effective tax rate) is 40.7% for C&C Media and CCO in Japan.

PRC

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to CIT at a uniform rate of 25%. There will be a five-year transition period for FIEs, during which FIEs are allowed to continue to enjoy their existing preferential tax treatments. Preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “software enterprises” and/or “high and new technology enterprises,” whether FIEs or domestic companies. The new CIT law became effective on January 1, 2008.

Under the new CIT law, enterprises that were established before March 16, 2007 and already enjoyed preferential tax treatments will continue to enjoy them (i) in the case of preferential tax rates, for a period of five years from January 1, 2008, or (ii) in the case of preferential tax exemption or reduction for a specified term, until the expiration of such term.

PW Network has been qualified as “high and new technology enterprise” under the new CIT law from 2008 to 2013 and maintained its “software enterprise” status from 2008 to 2011. PW Network elected to enjoy the preferential tax treatment as the “software enterprise.” Therefore, PW Network was entitled to the tax exemption in 2008 and a 50% income tax reduction to a rate of 12.5% from 2009 to 2011. PW Network will enjoy a preferential tax rate of 15% from 2012 to 2013 as a “high and new technology enterprise.”

PW Software has been qualified as “high and new technology enterprise” from 2008 to 2013. Therefore, PW Software was entitled to the tax exemption in 2008 and 2009 and a 50% reduction of its applicable CIT rate of 15% from 2010 to 2012. PW Software will enjoy a preferential tax rate of 15% in 2013 as a “high and new technology enterprise.”

Shanghai PW Network has been qualified as “software enterprise” status from 2009 to 2011. Shanghai PW Network achieved cumulative taxable income for the year ended December 31, 2009. Shanghai PW Network was entitled to the tax exemption in 2009 and 2010 and would be subject to a 50% income tax reduction to a rate of 12.5% from 2011 to 2013, provided that it continues to be qualified as a “software enterprise” during such period.

PW Digital Software and PW Digital have been qualified as “software enterprise” status in 2010 and 2011. PW Digital Software and PW Digital achieved cumulative taxable income for the year ended December 31, 2010. Therefore, PW Digital Software and PW Digital were entitled to the tax exemption in 2010 and 2011 and would be subject to a 50% income tax reduction to a rate of 12.5% from 2012 to 2014, provided that they continue to be qualified as a “software enterprise” during such period.

Chengdu PW Network has been qualified as “software enterprise” status in 2010 and 2011. It achieved cumulative taxable income for the year 2011. It is entitled tax exemption for 2011 and 2012 followed by 50% income tax reduction to a rate of 12.5% from 2013 to 2015, provided that it continues to be qualified as a “software enterprise” during such period.

Except for PW Network, PW Software, Shanghai PW Network, PW Digital Software, PW Digital and Chengdu PW Network, the Group’s other major China-based subsidiaries and VIEs are subject to a 25% CIT rate.

Withholding tax on undistributed dividends

New CIT law imposes a withholding tax for any dividends to be distributed. All the foreign invested enterprises are subject to the withholding tax from January 1, 2008. According to accounting guidance applicable to undistributed earnings, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

Pursuant to the new CIT law and the Implementing Rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise to its foreign investors will be subject to a 10% withholding tax if the foreign investors are considered as non-resident enterprises. A lower withholding tax rate will be applied if there is a tax treaty arrangement between China and the jurisdiction of the foreign holding companies, such as Hong Kong, which will be taxed at 5%. PW Software, Shanghai PW Software and PW Game Software are invested by immediate foreign holding company in Hong Kong. As a result, dividend declared by the Group’s PRC subsidiaries is subjected to the withholding tax at a rate of 5%. In the fourth quarter of 2008, to fund the Company’s share repurchase program, PW Software decided to declare dividend for the earnings generated in 2008 to its direct parent, PW Hong Kong. As such, a 5% withholding tax of RMB26.0 million was accrued and recorded as deferred tax liabilities as of December 31, 2008.

The Group continued to accrue withholding tax of RMB19,744,931 in the first two quarters of 2009. In the third quarter of 2009, the Board of Directors decided that the Group would not distribute any profit out of PW Software upon the expiration of the 2008 share repurchase program and would retain such profit within PRC to reinvest in its PRC operations indefinitely. Therefore, no withholding income tax was accrued thereafter.

In the third quarter of 2011, the Board of Directors approved a change in the Group’s dividend policy to reflect the Group’s intention to distribute part of the earnings of the Group’s PRC subsidiaries to PW Hong Kong, from time to time, for eventual dividend payments to the Company’s shareholders. As such, a withholding tax of RMB76,380,924 was accrued and recorded as deferred tax liabilities as of December 31, 2011 for all undistributed earnings of the Group’s PRC subsidiaries from July 1, 2009 to December 31, 2011. The Company will continue to accrue and record the withholding income tax for all undistributed earnings earned in the future years under this adjusted dividend policy.

The license fees and royalties received from the Group’s licensees in various jurisdictions outside of the PRC are subject to withholding taxes at rates ranged from 0% to 20%. The Group recognized RMB34,617,375, RMB26,380,188 and RMB20,321,733 as income tax expense related to withholding taxes during the years ended December 31, 2009, 2010 and 2011, respectively.

Components of income taxes

	For the years ended December 31,
	2009		2010		2011
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
Current income tax expense	2,420,685	11,319,861	23,177,519	38,222,762	8,905,442	68,669,388
Deferred income tax (credit) / expense	(3,788,920)	2,743,411	(6,335,583)	7,551,446	(12,408,199)	(164,833)
Foreign withholding tax expense	19,996,289	14,621,086	14,055,414	12,324,774	11,297,575	9,024,158
PRC withholding tax on undistributed earnings	19,744,931	-	-	-	76,380,924	-

Income tax expense	38,372,985	28,684,358	30,897,350	58,098,982	84,175,742	77,528,713

Reconciliation of the difference between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect on tax incentive and holiday	(24.1)%	(17.9)%	(16.0)%
Effect due to tax-exempt entities	(0.2)%	0.1%	0.4%
Change in valuation allowance	0.7%	2.5%	1.3%
Effect of the overseas withholding taxes	3.2%	2.9%	1.8%
Effect of the PRC withholding tax on undistributed earnings	1.8%	0%	6.7%
Effective on permanent difference	(1.3)%	(2.1)%	(0.9)%
Others	1.0%	(0.8)%	(4.1)%

Effective income tax rate	6.1%	9.7%	14.2%

The following table sets forth the computation of the effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company for the years ended December 31, 2009, 2010 and 2011, respectively:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Effect of tax incentive and holiday	265,317,929	164,043,428	182,757,137
Basic net earnings per ordinary share effect	1.05	0.66	0.75

d. Deferred tax assets and deferred tax liabilities

	December 31, 2010	December 31, 2011
	RMB	RMB
Deferred tax assets:
Foreign withholding tax	1,309,990	1,242,505
Net operating loss carryforwards	32,744,011	75,807,559
Current reserves and accruals	8,897,918	9,257,387
Depreciation and amortization	668,776	4,684,389
R&D Credit	-	15,626,769
Others	2,824,941	38,689,870

Total deferred tax assets	46,445,636	145,308,479
Less: Valuation allowance	(34,355,314)	(51,217,697)

Total deferred tax assets net off valuation allowance	12,090,322	94,090,782
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	19,637,071	96,017,995
Intangible assets arisen from business combination	14,140,077	39,851,028
Others	13,260,250	10,795,393

Total deferred tax liabilities	47,037,398	146,664,416

Net deferred tax assets (liabilities)	(34,947,076)	(52,573,634)

The net operating loss carryforwards are resulting from operating losses of some subsidiaries and VIEs of the Group that had losses at their individual entity level.

As of December 31, 2011, the Group’s U.S. subsidiaries, primary Cryptic Studios acquired in August 2011, had federal and state net operating loss carryforwards of approximately RMB61,730,245 and RMB106,696,031, respectively, to offset future taxable income. The federal and state net operating loss carryforwards, if not utilized, will expire beginning in 2030 and 2031, respectively. The Group’s U.S. subsidiaries, primary Cryptic Studios acquired in August 2011, had federal and state R&D credit carryforwards of RMB7,239,051 and RMB9,891,577, respectively, to offset future tax liability. The federal R&D credit, if not utilized, will expire beginning 2030. Federal and California tax laws impose restrictions on the utilization of net operating loss carryforwards in the event of an ownership change, as defined in Section 382 of the Internal Revenue Code. The Company’s ability to utilize its net operating loss carryforwards are subject to limitations under these provisions.

Movement of valuation allowance

	For the years ended December 31,
	2010	2011
	RMB	RMB
Balance at beginning of the year	10,944,625	34,355,314
Current year addition	23,829,975	19,768,409
Current year reversal	(419,286)	(2,906,026)

Balance at end of the year	34,355,314	51,217,697

Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carryforwards; and (iii) tax planning strategies.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits
Employee Benefits

20. Employee benefits

The Group is required to accrue monthly for staff welfare benefits for the full-time employees of its subsidiaries and the consolidated variable interest entities incorporated in the PRC and make contributions to the government and relevant state sponsored pension and medical plans with all the amounts accrued. Such staff welfare benefits include medical care, welfare subsidies, unemployment insurance, pension benefits and housing fund and are determined based on certain percentages of the employees’ respective salaries in accordance with relevant regulations. The amount of such cash contributions may increase due to the Group’s expanding workforce as the Group grows its business or increase wage levels. However, the Group does not expect that such increase will have a material effect on its liquidity. The total amounts charged to the statements of operations for such employee benefits amounted to approximately RMB46,012,764, RMB86,753,359 and RMB118,050,608 for the years ended December 31, 2009, 2010 and 2011, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees and the Group’s obligation is limited to the amounts contributed.

Net Earnings per Share	12 Months Ended
Dec. 31, 2011
Net Earnings per Share
Net Earnings per Share

21. Net earnings per share

The following table sets forth the computation of basic and diluted earnings per ordinary share for the years ended December 31, 2009, 2010 and 2011:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Numerator:
Income from continuing operations, net of tax	1,033,606,446	827,869,318	983,672,251
Income from discontinued operations, net of tax	3,594,953	12,831,455	314,164

Net income attributable to ordinary shareholders	1,037,201,399	840,700,773	983,986,415

Denominator:
Weighted-average number of ordinary shares outstanding, basic	252,138,828	250,232,543	243,765,093
Effect of dilutive share options	16,865,538	14,585,833	11,615,234

Weighted-average number of ordinary shares outstanding, diluted	269,004,366	264,818,376	255,380,327

Net earnings per ordinary share, basic
Continuing operations	4.10	3.31	4.04
Discontinued operations	0.01	0.05	0.00

Total earnings per ordinary share, basic	4.11	3.36	4.04

Net earnings per ordinary share, diluted
Continuing operations	3.85	3.12	3.85
Discontinued operations	0.01	0.05	0.00

Total earnings per ordinary share, diluted	3.86	3.17	3.85

For the years ended December 31, 2009, 2010 and 2011, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 584,614, 7,385,903, and 11,553,019, respectively.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

22. Segment Information

In August 2011, the Group sold its film and television business segment to a related party. Accordingly, the results of operations for film and television business have been reclassified as discontinued operations for all periods presented. Subsequent to the sale of film and television business, the Group focused on its core online game development and operation business. Along with the expansion of the Group’s overseas online game operations and continuous growth of revenues and profits in foreign countries during 2011, the Group has determined that it operates in two principal operating segments: 1) PRC operations and 2) International operations. Information regarding the business segments provided to the Company’s CODM is usually at the revenue level or segment cost and operating expenses level. The Group currently does not allocate assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

The following table presents summary information by segments for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31, 2009
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	2,019,633,888	129,296,831	(54,372,353)	2,094,558,366
Segment cost and operating expenses	(804,695,603)	(265,352,080)	54,772,012	(1,015,275,671)

Segment operating profit	1,214,938,285	(136,055,249)	399,659	1,079,282,695
Total other income				21,381,094

Income before tax				1,100,663,789

	For the year ended December 31, 2010
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	1,996,724,811	420,735,761	(33,820,033)	2,383,640,539
Segment cost and operating expenses	(1,098,951,450)	(428,316,410)	22,021,905	(1,505,245,955)

Segment operating profit	897,773,361	(7,580,649)	(11,798,128)	878,394,584
Total other income				35,739,651

Income before tax				914,134,235

	For the year ended December 31, 2011
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	2,370,344,808	613,625,868	(534,019)	2,983,436,657
Segment cost and operating expenses	(1,382,409,050)	(583,704,012)	5,962,948	(1,960,150,114)

Segment operating profit	987,935,758	29,921,856	5,428,929	1,023,286,543
Total other income				118,518,084

Income before tax				1,141,804,627

Geographic information for the years ended December 31, 2009, 2010, and 2011 is based on the location of the customers. Revenues from external customers by geographic areas were as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Domestic	1,750,635,902	1,750,315,088	2,123,070,915
North America	129,296,834	266,168,245	372,860,848
Other international regions	214,625,630	367,157,206	487,504,894

Total	2,094,558,366	2,383,640,539	2,983,436,657

The Group’s majority long-lived assets are located in the PRC, no geographic information are presented.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transaction

23. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2011:

Company name	Relationship with the Group
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. (“Jiuzhou Tianyuan”)	Equity owner of PW Network
Beijing Ever Joy Pictures Co., Ltd.	Under the control of Mr. Michael Yufeng Chi
PW Pictures	Under the control of Mr. Michael Yufeng Chi
SB Asia Investment Fund II L.P. (“SAIF”)	One of the Company’s Independent Directors is the Partner of SAIF
Zhizhu Network	An investee of the Company
Unknown Worlds	An investee of the Company

During the years ended December 31, 2009, 2010 and 2011, significant related party transactions were as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Share repurchase from SAIF	358,290,214	-	-
Cash collection on behalf of Ye Net*	2,983,896	1,073,284	-
To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. (“Jiuzhou Kaiyuan”)**	17,800,000	16,885,051	-
Short-term loan to Jiuzhou Tianyuan	6,980,000	-	-
Equity investment in Zhizhu Network***	-	27,000,000	-
Short-term loan to Zhizhu Network***	-	2,500,000	-
Transfer domain name of 178.com to Zhizhu Network***	-	-	-
Marketing services provided by Zhizhu Network***	-	1,422,500	2,242,500
Proceeds on disposal of PW Pictures to Beijing Ever Joy Pictures Co., Ltd.****	-	-	360,000,000
Long-term loan to Unknown Worlds	-	-	7,561,080
Office rental income from PW Pictures	-	-	138,074

As of December 31, 2010 and 2011, outstanding amount due from/to related parties were as follows:

	December 31, 2010	December 31, 2011
	RMB	RMB
Prepayment to Zhizhu Network for marketing service***	2,127,500	40,000
Long-term loan to Unknown Worlds	-	7,561,080

Total	2,127,500	7,601,080

Due to Ye Net for investment fund*	4,832,000	-
Due to Zhizhu Network for marketing service***	-	155,000

Total	4,832,000	155,000

*	Ye Net ceased to be a related party of the Group as it became the Group’s majority-owned VIE starting January 2011. See Note 10(6) for details.
**	Jiuzhou Kaiyuan ceased to be a related party of the Group starting May 2010, as Jiuzhou Kaiyuan is under the control of one of the Company’s former Directors who has resigned from Board during May 2010.
***	The Company has re-evaluated its pre-acquisition relationship with Zhizhu Network as a result of an internal investigation authorized by the independent audit committee of the board of directors and considered Zhizhu Network was a related party at the time these transactions were consummated. Zhizhu Network was a related party due to the interest free personal loans to the shareholders of Zhizhu Network which was later used to fund the operations of Zhizhu Network provided by the Group’s CEO prior to the Group’s investments in Zhizhu Networks. The investments in, and loans and transfer of domain name to, Zhizhu Network were not previously identified and disclosed as related party transactions in the consolidated financial statements as of December 31, 2010 and for the year then ended.
****	For details of this transaction, please see Note 11.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

24. Commitments and contingencies

a. Contractual commitment

Contractual commitments related to office rental, leases signed for co-location services and server rentals and leasehold improvement and building renovation are presented in the following table:

	Office Rental	Co-location & Server Rental	Leasehold Improvements & Building Renovation	Investment in Venture Capital Fund	Total
	RMB	RMB	RMB	RMB	RMB
2012	55,851,987	32,281,709	-	200,000,000	288,133,696
2013	53,300,290	-	2,027,656	-	55,327,946
2014	46,914,999	-	-	-	46,914,999
2015	46,132,072	-	-	-	46,132,072
2016	28,882,724	-	-	-	28,882,724
Thereafter	65,456,563	-	-	443,500,000	508,956,563

	296,538,635	32,281,709	2,027,656	643,500,000	974,348,000

In September 2011, the Group entered into a definitive agreement to invest up to RMB643.5 million in a venture capital fund over a nine-year period as a limited partner. The venture capital fund will be managed by one or several general partners unrelated to the Group and will be focusing on companies with high-growth potentials in certain technology, media and telecommunications sectors.

The rental expenses including server leasing rental and office rental were approximately RMB83,861,093, RMB112,619,877 and RMB142,073,341 for the years ended December 31, 2009, 2010 and 2011, respectively, and were charged to the statement of operations when incurred.

b. Contingencies

The Group is subject to a variety of claims and suits that arise from time to time in the ordinary course of its business.

On February 2, 2012, a Chinese company unrelated to the Group sought a court order of attachment against the assets of Jiuzhou Tianyuan with an aggregate value of RMB500,000 in connection with a purported loan dispute case it brought in a local court in Beijing against Jiuzhou Tianyuan. Jiuzhou Tianyuan holds 33.3% equity interest in PW Network, our major variable interest entity, and is owned by two pre-IPO beneficial owners of the Company and Mr. Di He. Since Jiuzhou Tianyuan’s equity interest in PW Network is deemed a material asset of Jiuzhou Tianyuan, such equity interest in PW Network has been subject to a freezing order by the court pending resolution of the case. The Company engaged a PRC counsel to represent the Group’s interests in this case after the Company was made aware of the case. In April 2012, subordinating to the arbitration the Company initiated as referred to in the following, the Company obtained a freezing order from the First Intermediate People’s Court in Beijing against any other party’s disposal of the equity interests in PW Network held by Jiuzhou Tianyuan.

On March 20, 2012, Jiuzhou Tianyuan filed a case in the same Beijing local court against PW Network seeking access to financial and other information of PW Network as an equity holder of PW Network, notwithstanding that it has entered into an equity pledge agreement to pledge all its equity interests in PW Network to PW Software. As of the date of this report, the Company has provided a written notice to Jiuzhou Tianyuan to exercise call option and have one of the Group’s variable interest entities to purchase the 33.3% equity interests in PW Network held by Jiuzhou Tianyuan pursuant to the call option agreement entered into by and among PW Software, PW Network and its two equity holders in April 2007. In addition, the Company has sought arbitration at the Beijing Arbitration Commission pursuant to the equity pledge agreement entered into by and among PW Software, PW Network and its two equity holders in April 2007 with respect to the Group’s rights and interests in PW Network, including demanding Jiuzhou Tianyuan to complete the registration with the relevant administration for industry and commerce of the equity pledge agreement, which has not been completed yet.

While management currently believes that the validity of each of the VIE agreements should not be affected and resolving these claims against the Group, individually or in aggregate, will not have a material adverse impact on the Group’s ability to 100% consolidate the financial statements of PW Network since the Group can fully exercise effective control over PW Network, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future. Were an unfavorable final outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position, results of operations or cash flows for the period in which the effect becomes reasonably estimable.

To the Company’s knowledge, a civil case entitled Li Hong v. Perfect World Co., Ltd., et al., Case No. 12-Cv-3741, was filed on May 10, 2012 in the United States District Court for the Southern District of New York against the Company and Mr. Michael Yufeng Chi alleging, among other things, federal securities law violations arising from alleged lack of disclosure relating to the transactions with Zhizhu Network and the sale of the Group’s film and television business to a company majority owned by Mr. Michael Yufeng Chi. The plaintiff is seeking compensatory damages and injunctive relief in the complaint filed in the court. Neither the Company nor Mr. Chi has been served. The Company will vigorously defend itself if the lawsuit is initiated. Because of the inherent uncertainties of this matter, including the early stage and lack of specific damage claims, the Company cannot estimate the range of possible losses from the case.

The Group did not record any legal contingencies as of December 31, 2011.

Restricted Net Assets	12 Months Ended
Dec. 31, 2011
Restricted Net Assets
Restricted Net Assets

25. Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the subsidiaries and the VIEs incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s subsidiaries and VIEs can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserve. The statutory general reserve fund (see Note 3(23)) requires annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The restricted portion amounted to approximately RMB831.3 million or 20.9% of the Company’s total consolidated net assets as of December 31, 2011. The Company requires cash resources from its PRC subsidiaries and VIEs to pay dividends to the Company’s shareholders. There were no undistributed retained earnings by the equity accounted investees in the consolidated retained earnings due to losses incurred by them.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent events
Subsequent Events

26. Subsequent events

(1) Investment in a venture capital fund

In September 2011, the Group entered a definitive agreement to invest up to RMB643.5 million in a venture capital fund over a nine-year period as a limited partner. The venture capital fund will be managed by one or several general partners unrelated to the Group and will be focusing on companies with high-growth potentials in certain technology, media and telecommunications sectors. The Group holds majorities stake in the venture capital fund and can exercise significant influence over the venture capital funds but does not obtain unilateral control over it, therefore the Group accounts its investment under the equity method of accounting. In January 2012, the Group has contributed RMB200.0 million to the venture capital fund.

(2) Dividend distribution

On March 14, 2012, the Company’s board of directors declared cash dividends in the aggregate amount of approximately US$95 million to the Company’s shareholders of record as of the close of business on April 6, 2012, at US$0.40 per Class A or Class B ordinary share, or US$2.00 per ADS, each representing five Class B ordinary shares of the Company. The dividends were distributed in cash on April 13, 2012.

(3) Short-term bank loan

In March 2012, the Group entered into a loan agreement with a bank whereby on March 30, 2012 the Group effectively pledged certain time deposits with a total amount of RMB658,715,750 to secure a bank loan, totaling US$95.0 million and bearing interest at 2.19% per annum. The bank loan will be repaid on or before March 15, 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Basis of presentation

(1) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Amount in the consolidated financial statements for the years ended December 31, 2009 and 2010 were reclassified to conform to the presentation for the year ended December 31, 2011 as a result of the sale of film and television business. See Note 11, Discontinued Operations, for a discussion relating to these reclassifications.

Principles of consolidation and recognition of non-controlling interest

(2) Principles of consolidation and recognition of non-controlling interest

The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries and VIEs. VIEs are consolidated if the Company determines that it is the primary beneficiary. All intercompany transactions are eliminated.

Net income or losses of the Company’s majority-owned subsidiaries and VIEs and amortization expenses of intangible assets arising from related business acquisitions are attributed to their parents and non-controlling interests based on the proportional economic interests of the respective parents and non-controlling interests in such entities. Net income or losses attributable to the non-controlling shareholders are recorded in the Group’s Consolidated Statements of Operations.

Use of estimates

(3) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates.

Significant accounting estimates in the Group’s consolidated financial statements mainly include the useful life of in-game items, useful life of property, equipment and software and intangible assets, fair value of assets and liabilities acquired in asset acquisition and business combinations, assessment for impairment of intangible assets and goodwill, realization of deferred tax assets, share-based compensation expenses, ultimate revenue of a film or TV that is expected to be recognized from the exploitation, exhibition, and sales in all markets and territories and assessment of impairment for allowance for doubtful accounts and impairment of film and television costs.

Foreign currency translation

(4) Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of Perfect World Co., Ltd., the listing entity incorporated in the Cayman Islands, is US dollars. The functional currency of the Group’s other international subsidiaries is evaluated on a case-by-case basis and is often the local currency.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are included in Consolidated Statements of Operations. Total exchange losses, which were included in Others, net, were RMB1,298,050, RMB5,802,680 and RMB7,994,077 for the years ended December 31, 2009, 2010 and 2011, respectively.

The financial statements of the Group’s overseas subsidiaries are translated from their functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic weighted average exchange rates. The resulting translation adjustments are recorded as Accumulated other comprehensive income / (loss) in the Consolidated Balance Sheets. Total translation adjustment gain / (loss) were RMB124,213, RMB(503,180) and RMB5,525,927 for the years ended December 31, 2009, 2010 and 2011, respectively.

Convenience translation

(5) Convenience translation

Translations of balances in the balance sheet, statement of operations and statement of cash flow from RMB into United States dollar (“US$”) as of and for the year ended December 31, 2011 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.2939, representing the noon buying rate in The City of New York for cable transfer of RMB as certified for customs purpose by the Federal Reserve Bank of New York on December 31, 2011. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2011, or at any other rate.

Cash and cash equivalents

(6) Cash and cash equivalents and restricted cash

Cash and cash equivalents represent cash on hand, demand deposits and highly-liquid investments placed with banks or other financial institutions, which have original maturities of three months or less.

Restricted cash is reported separately in the Consolidated Balance Sheets. Cash that is restricted as to withdrawal or use for other than current operations is classified as non-current. The Group’s restricted cash mainly represents (a) cash held in a designated bank account for the sole purpose of business operation; and (b) cash that is pledged for short-term loans.

Short-term investment

(7) Short-term investments

The Group classifies the short-term investments in debt securities as “available-for-sale.” The Group made certain short-term floating interest rate deposit investments with certain financial institutions in 2011. These deposits had a short-term stated maturity date, and the issuer has guaranteed the return of the principal. These investments were recorded at fair market value with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders’ equity. Realized gains are reflected as a component of interest income.

In addition, short-term investments also comprise of the time deposits placed with banks with original maturities longer than three months but less than one year.

The Group assesses whether there are any other-than-temporary impairment to its short-term investments due to declines in fair value or other market conditions. Declines in fair values that are considered other-than-temporary are recorded as an impairment loss in the Consolidated Statements of Operations. No impairment losses were recorded for the years ended December 31, 2009, 2010 and 2011.

Fair value of financial instruments

(8) Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, accounts receivables, long-term time deposits, restricted long-term deposit, accounts payables, short-term bank loans and accrued liabilities. The carrying values of the short-term financial instruments approximate their fair value due to the short maturity of those instruments. The carrying value of the long-term time deposits, including interests accrued, approximates their fair value as the agreed interest rates are close to market rate.

Accounts receivable, net

(9) Accounts receivable, net

Accounts receivables are recorded net of allowance for bad debts. An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is likely to be unrecoverable.

Equity investments

(10) Equity investments

Equity investments are investments in privately held companies. The Group accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or lack of control using the equity method. For equity investments which the Group does not have significant influence, the cost method accounting is applied.

The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing rounds. No impairment losses were recorded for the years ended December 31, 2009, 2010 and 2011.

Film and television cost (discontinued operations)

(11) Film and television cost (discontinued operations)

Film and television costs include capitalizable production costs, production overhead, development costs, and acquired production costs and are stated at the cost, less accumulated amortization. Marketing, distribution, and general and administrative costs are expensed as incurred.

Costs of film and television productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film and television productions exceed their estimated fair values is written off. Film and television development costs for projects that have been abandoned or have not been set for production within three years are generally written off. Film and television production costs that were written off were Nil, RMB4,812,737 and Nil for the years ended December 31, 2009, 2010 and 2011, respectively.

Film and television production costs are capitalized and then expensed, together with any participation and residual costs, based on the ratio of the current period’s revenues to estimated remaining total revenues (“Ultimate Revenues”) from all sources on an individual production basis. Ultimate Revenues for film and television productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

Property, equipment and software, net

(12) Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment.

Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Estimated useful life
Office building	33 - 40 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

Repairs and maintenance costs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sale proceeds and the carrying amount of the relevant assets and is recognized in the Consolidated Statement of Operations.

Construction in progress

(13) Construction in progress

Direct costs that are related to the construction of fixed assets and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2010 and 2011, the balances of Construction in progress were RMB911,395,229 and RMB4,793,214, respectively. The balance as of December 31, 2010 was primarily related to the new office buildings under renovation but not ready for use. Most of the balances of Construction in progress as of December 31, 2010 have been transferred into fixed assets in 2011 since the new office building became available for occupancy in the first quarter of 2011.

Intangible assets

(14) Intangible assets

Copyrights

Copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated useful economic life of approximately five to seven years.

Intangible assets arising from assets acquisition and business combinations

The Group performs valuation of the intangible assets arising from assets acquisition and business combinations to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 7.4 years
Trade mark	1 year
Customer relationship	1 year
Completed game	1.6 - 4 years
Trade name and domain name acquired from business combinations	Indefinite life

The estimated useful lives of trade mark and customer relationship upon InterServ acquisition were originally five years and ten years, respectively. During the year ended December 31, 2009, the Group revised their estimation of useful lives to one year as a result of the inter-group resource re-allocation to support new games development and fully amortized the remaining cost in 2009.

In-progress research and development costs

The accounting treatment for in-process research and developments (“IPR&D”) varies based on how they were acquired. IPR&Ds acquired from an asset acquisition are expensed at the acquisition date if it has no alternate future use. For IPR&Ds acquired from a business combination, beginning from January 1, 2009, they were initially measured at fair value using market participant assumptions and were capitalized as indefinite-lived assets until the abandonment or completion of the associated research and development efforts. After initial recognition, those assets shall be considered indefinite-lived and tested for impairment until the associated research and development activities are either completed, at which point a determination of the assets’ useful lives and methods of amortization should be made, or are abandoned. Research and development expenditures that are incurred after the acquisition, including those for completing the research and development activities related to the acquired intangible research and development assets, are generally expensed as incurred.

Online game product development costs

The Group capitalizes the research and development costs qualified for the capitalization as intangible assets and amortized over the estimated life of the corresponding online games, commencing from these games are available for marketing use. See Note 3(20) for more details regarding online game product development costs.

Impairment of long-lived assets and intangible assets

(15) Impairment of long-lived assets and intangible assets

Long-lived assets and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the long-lived assets and intangible assets by comparing the carrying amount to the estimated future undiscounted cash flows associated with the related assets. The Group recognizes impairment of long-lived assets and intangible assets in the event that the carrying amount exceeds the fair value of these assets. No impairment of long-lived assets and intangible assets was recognized for any of the years presented.

Goodwill

(16) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. Any impairment losses recorded in the future could have a material adverse impact on the Group’s financial condition and results of operations.

Revenue recognition

(17) Revenue recognition

Online game operation revenues

The Group earns majority of its revenue through providing online game services to players pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model. For online games using the time based revenue model, players are charged based on the time they spend playing games. Under the item-based revenue model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. For games which use the time-based revenue model, revenue is recognized based upon the actual usage of the game playing time by the players. For games which use the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items. The average period that players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched and market conditions, are utilized to arrive at the best estimates for lives of these in-game items.

The Group assesses the estimated lives of in-game items for all the item-based games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, it would be applied in the period of change prospectively.

Under both the time-based and the item-based revenue models, proceeds received from sales of online points to players are recorded as deferred revenues, while proceeds received from sales of online points to distributors and sales of prepaid cards are initially recorded as advances from customers. As the Group does not have the control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as advances from customers. Upon activation or charge of the game cards or the online points, these advances from customers are immediately transferred to deferred revenues. The Group provides sales incentives in the form of rebates to major distributors that meet or exceed the sales target. Accrued rebates, which are settled in the form of additional free prepaid cards, will result in higher average discount rate on in-game points, and may partially delay the revenue recognition until the consumption of free prepaid cards.

Prepaid cards will expire on the expiration date printed thereon. The proceeds from the expired game cards that have never been activated are recognized as other income upon expiration of the cards. For the years ended December 31, 2009, 2010 and 2011, the Group recognized Nil, Nil and RMB10,647,183 as other income from expired game cards.

In the case of prepaid online points obtained by players through prepaid cards or other channels, once these points are charged to a player’s personal online game account, they will not expire as long as the personal game account remains active, i.e. being accessed or charged by the player. The unused online points in an inactive personal game account are recognized as revenues when the likelihood that the Group would provide further online game service with respect to such online points is remote. The Group recognizes revenue related to the inactive accounts based on the estimated churn rate of the inactive players and the unused game points and items in these accounts. The Group believes it has a sufficiently long operating history to reliably estimate the inactive players’ churn rate. The Group has adopted the policy of performing the reassessment of the estimated churn rate annually and considered its estimates to be reasonable. For the years ended December 31, 2009, 2010 and 2011, the Group recognized RMB41,027,456, RMB61,931,492 and RMB103,939,999 as revenue from the unused game points and items in the accounts inactive for more than 360 consecutive days, respectively.

Licensing revenues

The Group enters into licensing arrangements with licensees to operate the Group’s games in other countries and regions. These licensing agreements provide two revenue streams: the initial fees and the usage-based royalty fees.

In certain licensing arrangements, the Group provides free upgrades, maintenance support and training (i.e., post-sale customer support or PCS) for the first year, and the licensee has the option to purchase PCS in subsequent years at a specified renewal rate. In these arrangements, the Group allocates the initial fee into two parts. The first part represents the license of the game and is recognized as license revenue immediately once the games are launched. The second part represents PCS and is recognized ratably over the PCS contractual period.

In other licensing arrangements, the Group provides PCS over the full licensing period at no additional charge. In those cases, the total amount of the initial fee is recognized ratably over the full contractual licensing period.

According to the license agreements, the Group is also entitled to ongoing usage-based royalties determined based on the amount of money charged to the players’ accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Film and television revenues (discontinued operations)

The Group recognizes revenues from the distribution of a film when the film is shown in theaters, provided that no significant obligations remain, the amount of the receivables can be accurately estimated, and the collection of which is reasonably assured. Revenues from film licensing arrangements are recognized when the materials are available for distribution by the licensees and when other contractual obligations or conditions are met. Revenues from the licensing TV series are recognized when the TV series are available for broadcasting by the licensee and when other contractual obligations or conditions are met. Revenues from film and TV series related advertising are recognized when services associated with the film distribution and TV license arrangements are provided.

Deferred revenues

(18) Deferred revenues

For online game revenues, deferred revenues represent (a) online point fees received from customers which are activated or charged to the respective player game accounts by players, but have not been consumed by the players or expired; and (b) in-game virtual items purchased by players but not consumed or expired. For licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by licensees. Non-current deferred revenues are primarily comprised of unamortized initial license fees and unrecognized online game revenues from the in-game virtual items to be recognized beyond the next 12 months.

The deferred revenues related to online game operation as of December 31, 2010 and 2011 were RMB396,729,832 and RMB463,828,951, respectively. The deferred revenues related to licensing as of December 31, 2010 and 2011 were RMB15,865,357 and RMB15,573,561, respectively.

Cost of Revenues

(19) Cost of revenues

Costs of revenues consist primarily of server and bandwidth leasing fees, staff costs involved in the operation of online games including network operation and customer services, value added tax (“VAT”), business tax and other direct costs of providing these services.

Before August 2009, PW Network was subject to VAT. Starting from August 2009, PW Network is subject to business tax. The Group has adopted the gross presentation for VAT and business tax, VAT and business tax are included in revenues and cost of revenues.

Companies that fulfill certain criteria set by the relevant authorities, develop their own software products or online games and have the software product or online game registered with the relevant authorities in the PRC are entitled to a refund of 14% VAT. For relevant periods presented, PW Network met these criteria and therefore was entitled to the 14% refund. The VAT refund was recorded as a reduction of cost of revenues.

The total amount of net VAT and business tax recorded in cost of revenues for the years ended December 31, 2009, 2010 and 2011 were RMB70,629,145, RMB99,702,834 and RMB114,665,467, respectively.

See Note 19 for more details regarding VAT and business tax.

Online game product development costs

(20) Online game product development costs

Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for general release to customers. Commencing the game is available for marketing use, the capitalized product development costs are amortized as a component of online game related costs over the estimated life of the game.

The evaluation of technological feasibility establishment requires significant judgment and is carried out on a product-by-product basis. Typically the establishment of technological feasibility is featured by the completion of both technical design and game design documentation, and only occurs when the online games have a proven ability to be operated in the online game environment in the market. Online game products development costs consist primarily of salaries and benefits paid, depreciation and other expenses in relation to the development, maintenance, monitoring and management of the Group’s online gaming products.

Prior to April 1, 2010, as the period between the technological feasibility establishment and the game release had been very short, the development costs incurred in that period were insignificant. Thus, the Group had expensed all online game development costs as incurred. Due to the extended game development cycle and the incurrence of material research and development cost, from April 2010, the Group started to capitalize the qualified research and development costs as intangible assets.

For the years ended December 31, 2009, 2010 and 2011, the amount of online game development costs capitalized as intangible assets was approximately Nil, RMB29,502,827 and RMB12,516,776, respectively.

Share-based compensation expense

(21) Share-based compensation expense

Share-based compensation expense is for share awards, including share options and restricted shares. For service-based share options awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For performance-based share options awards, the performance goals and vesting schedule of these awards are determined by the Board of Directors. For the performance-based awards, an evaluation is made each quarter as to the likelihood of the performance criteria being met. Share-based compensation costs are then recorded for the number of options expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Black-Scholes option pricing model is used to determine the fair value of share options. The determination of the fair values of share-based compensation awards on the date of grant using the Black-Scholes option pricing model is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility over the expected term of the awards, the expected term of the awards, risk-free interest rates and expected dividends. When estimating the fair value of the ordinary shares, both internal and external sources of information are reviewed.

A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Income taxes

(22) Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of operations in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. For the years ended December 31, 2009, 2010 and 2011, the Group did not have any interest and penalties associated with tax positions, and the Group did not have any significant unrecognized uncertain tax positions.

Statutory reserves

(23) Statutory reserves

The Group’s subsidiaries and the VIEs incorporated in China are required to make appropriations to reserves, comprising the statutory general reserve, statutory public welfare reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the People’s Republic of China (the “PRC GAAP”). Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the statutory public welfare reserve and the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory public welfare reserve is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Other statutory reserves are established for the purpose of offsetting accumulated losses, enlarging productions or increasing share capital. For the years ended December 31, 2009, 2010 and 2011, profit appropriation to statutory general reserve for the Group’s entities incorporated in China was approximately RMB86,617,974, RMB57,700,883 and RMB31,541,131, respectively. No appropriation to other reserves were made for any of the years presented.

Advertising expenses

(24) Advertising expenses

The Group expenses advertising costs as incurred. Total advertising expenses were RMB158,403,334, RMB178,102,579 and RMB173,454,641 for the years ended December 31, 2009, 2010 and 2011, respectively, and were recorded in sales and marketing expenses.

Leases

(25) Leases

Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group has no capital leases for any of the years presented.

Net earnings per share

(26) Net earnings per share

Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Common share equivalents consist of the common shares issuable upon the exercise of share options (using the treasury stock method). Common share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Stock options with performance conditions are included in the computation of diluted EPS if the options are dilutive and if their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

Dividends

(27) Dividends

The Board of Directors of the Company may from time to time declare dividends (including interim dividends) and distributions on shares of the Company outstanding and authorize payment of the same out of the funds of the Company lawfully available.

Under PRC regulations, the Group’s subsidiaries and the VIEs incorporated in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP and regulations. In addition, the Group’s subsidiaries and the VIEs are required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (see Note 3(23)) prior to payment of any dividends, unless such reserve fund has reached 50% of their respective registered capital. The reserve fund is not distributable in the form of cash dividends to the Company.

Segment reporting

(28) Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Comprehensive Income

(29) Comprehensive income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group has recognized the translation adjustments as comprehensive income / (loss) in the Consolidated Statements of Changes in Shareholder’s Equity and Comprehensive Income. See Note 3(4) for more details concerning the translation adjustments.

Discontinued Operations

(30) Discontinued operations

A discontinued operation is a component of the Group that may be a reportable segment or an operating segment, a reporting unit, a subsidiary or an asset group that has been disposed or is held for sale. The results of that component are separately reported as “discontinued operations” in the Consolidated Statements of

Operations. The comparative Consolidated Statements of Operations are restated as if the operation had been discontinued from the start of the comparative period. The assets and liabilities of such component classified as “discontinued operations” or “assets/liabilities held for sale” are presented separately in the assets and liabilities, respectively, of the Consolidated Balance Sheets upon such classification being made.

Recent accounting pronouncement

(31) Recent accounting pronouncement

In May 2011, the FASB issued revised guidance on the “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income.” The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards.” The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In September 2011, the FASB revised guidance on “Testing of Goodwill for Impairment.” The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2011
Organization and principal activities
Details of the subsidiaries and major VIEs

Subsidiaries	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Software Co., Ltd. (“PW Software”)	100%	Beijing, China, August 2006
Perfect Online Holding Limited (“PW Hong Kong”)	100%	Hong Kong, China, December 2007
Perfect World Entertainment Inc. (“PW USA”)	100%	Delaware, USA, April 2008
Perfect Game Holdings Limited (“PW BVI”)	100%	British Virgin Islands, October 2008
Perfect Star Co., Ltd. (“PW Malaysia”)	100%	Labuan, Malaysia, January 2009
Global InterServ (Caymans) Inc. (“InterServ Caymans”)	100%	Cayman Islands, acquired in February 2009
InterServ Information and Technology (Shanghai) Co., Ltd. (“InterServ Shanghai”)	100%	Shanghai, China, acquired in February 2009
Chengdu Perfect World Software Co., Ltd. (“Chengdu PW Software”), formerly known as Chengdu InterServ Information and Technology Co., Ltd. (“InterServ Chengdu”)	100%	Chengdu, China, acquired in February 2009
Perfect World Interactive Entertainment Co., Ltd. (“PW Interactive”)	100%	Cayman Islands, March 2009
Perfect Pictures Co., Ltd. (“Perfect Pictures BVI”)	100%	British Virgin Islands, April 2009
Perfect Sky Online Co., Limited (“PW Sky”)	100%	Hong Kong, China, May 2009
Perfect Entertainment Zone N.V. (“PW Antilles”)	100%	Netherlands Antilles, August 2009
Perfect World Interactive Technology Co., Ltd. (“PW Taiwan”)	100%	Taiwan, China, November 2009
Perfect World Universal Coöperatieve U.A. (“PW Universal”)	100%	Netherlands, December 2009
Shanghai Perfect World Software Co., Ltd. (“Shanghai PW Software”)	100%	Shanghai, China, December 2009
Perfect World Europe B.V. (“PW Europe”)	100%	Netherlands, January 2010
C&C Media Co., Ltd. (“C&C Media”)	100%	Japan, acquired in April 2010
CCO Co., Ltd. (“CCO”)	100%	Japan, acquired in April 2010
Beijing Perfect World Digital Entertainment Software Co., Ltd. (“PW Digital Software”)	100%	Beijing, China, April 2010
Runic Games, Inc. (“Runic Games”)	74.47%	Delaware, USA, acquired in May 2010
Beijing Perfect World Game Software Co., Ltd. (“PW Game Software”)	100%	Beijing, China, August 2010
Cryptic Studios, Inc. (“Cryptic Studios”)	100%	California, USA, acquired in August 2011
Happy Moment Holding Limited (“Happy Moment”)	100%	British Virgin Islands, August 2011
Happy Fantasy Limited (“Happy Fantasy”)	100%	British Virgin Islands, August 2011
Perfect Management Holding Limited (“Perfect Management”)	100%	British Virgin Islands, October 2011
NGL Co., Ltd. (“NGL”)	51%	Korea, November 2011

Major VIEs	Economic interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Network Technology Co., Ltd. (“PW Network”)	100%	Beijing, China, March 2004
Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. (“PW Literature”)	100%	Beijing, China, June 2008
Shanghai Perfect World Network Technology Co., Ltd. (“Shanghai PW Network”)	100%	Shanghai, China, November 2008
Chengdu Perfect World Network Technology Co., Ltd. (“Chengdu PW Network”)	100%	Chengdu, China, February 2009
Beijing Perfect World Digital Entertainment Co., Ltd. (“PW Digital”)	100%	Beijing, China, September 2009
Chengdu Ye Net Science and Technology Development Co., Ltd. (“Ye Net”)	80%	Chengdu, China, acquired in January 2011
Hefei Perfect World Network Technology Co., Ltd. (“Hefei PW Network”)	100%	Hefei, China, January 2011
Beijing Perfect Moment Network Technology Co., Ltd. (“Perfect Moment”), formerly known as Beijing Perfect Moment Picture Co., Ltd.	100%	Beijing, China, February 2011
Tianjin Trendsters Investment Co., Ltd. (“Trendsters Investment”)	100%	Tianjin, China, November 2011

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Variable interest entities
Schedule of Financial statement balances and amounts of VIEs

	December 31, 2010	December 31, 2011
	RMB	RMB
Current assets	857,414,210	1,319,777,876
Non-current assets	697,115,374	400,773,821

Total assets	1,554,529,584	1,720,551,697

Current liabilities	638,446,280	637,643,480
Non-current liabilities	99,676,109	10,828,587

Total liabilities	738,122,389	648,472,067

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Total revenues	1,859,418,055	1,908,947,839	2,182,477,147
Net income	322,329,211	213,169,508	291,401,686

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Estimated useful lives

Estimated useful life
Office building	33 - 40 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

Acquired intangiable assets estimated economic useful lives

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 7.4 years
Trade mark	1 year
Customer relationship	1 year
Completed game	1.6 - 4 years
Trade name and domain name acquired from business combinations	Indefinite life

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurement
Fair value measurements of the assets that are measured at fair value on a recurring basis:

		Fair value measurement at reporting date using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	454,428,441	-	454,428,441	-
Money market fund	664,783	664,783	-	-
Restricted cash	4,849,614	-	4,849,614	-
Short-term investments:
Available-for-sale securities	300,000,000	-	300,000,000	-
Time deposits	90,000,000	-	90,000,000	-
Long-term time deposits	284,568,575	-	284,568,575	-
Restricted time deposit	121,721,425	-	121,721,425	-

Total assets	1,256,232,838	664,783	1,255,568,055	-

Liabilities
Contingent consideration liability	81,729,472	-	-	81,729,472

Total liabilities	81,729,472	-	-	81,729,472

		Fair value measurement at reporting date using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	312,772,838	-	312,772,838	-
Money market fund	896,416	896,416	-	-
Restricted cash	535,500,431	-	535,500,431	-
Short-term investments:
Available-for-sale securities	40,000,000	-	40,000,000	-
Time deposits	99,517,875	-	99,517,875	-
Long-term time deposits	293,892,575	-	293,892,575	-
Restricted time deposit	125,717,425	-	125,717,425	-

Total assets	1,408,297,560	896,416	1,407,401,144	-

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
Accounts Receivable, Net

	December 31, 2010	December 31, 2011
	RMB	RMB
Accounts receivable, gross	167,434,968	142,543,972
Allowance for doubtful accounts:
Balance at beginning of year	-	(9,817,494)
Additional provision for bad debt	(9,817,494)	-
Write-offs	-	-
Disposal of film and television business	-	9,817,494

Balance at end of year	(9,817,494)	-

Accounts receivable, net	157,617,474	142,543,972

Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Investments
Changes in equity investments

	Chengdu Seasky	Ye Net	Zhizhu Network	Unknown Worlds	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2009	16,417,182	14,054,055	-	-	30,471,237
Investment	-	-	27,000,000	-	27,000,000
Share of (loss) / income in equity investment	(5,850,789)	226,239	(2,467,778)	-	(8,092,328)

Balance as of December 31, 2010	10,566,393	14,280,294	24,532,222	-	49,378,909
Investment	-	-	-	10,803,330	10,803,330
Share of (loss) / income in equity investment	(513,232)	889,549	(952,474)	(998,349)	(1,574,506)
Converted to controlling interest	-	(15,169,843)	-	-	(15,169,843)
Disposal of equity investment	(10,053,161)	-	-	-	(10,053,161)

Balance as of December 31, 2011	-	-	23,579,748	9,804,981	33,384,729

Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property, Equipment and Software, Net
Schedule Of Property, Equipment and Software, Net

	December 31, 2010	December 31, 2011
	RMB	RMB
Office building	83,103,505	933,344,157
Office furniture	14,141,806	16,380,361
Computers & office equipment	73,891,161	109,621,774
Game servers	187,738,102	222,998,741
Motor vehicles	11,699,697	4,893,510
Office improvement	-	120,578,379
Leasehold improvement	40,405,050	49,466,562
Software	41,640,017	46,944,492

Total	452,619,338	1,504,227,976
Less: Accumulated depreciation	(146,370,369)	(244,377,478)

Net book value	306,248,969	1,259,850,498

Business Combination (Tables)	12 Months Ended
Dec. 31, 2011
Business Combination
Schedule Of Allocation Of Consideration Of Assets Acquired and Liabilities Assumed Based On Fair Value

(1) InterServ Caymans and its two PRC subsidiaries

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	8,020
Identifiable intangible assets	40,160	5.17
Goodwill	110,606

Total	158,786

(2) PW Pictures

RMB (in thousand)
Current assets	89,033
Non current assets	1,880
Current liabilities	(9,098)

Fair value of net assets of PW Pictures (a)	81,815

Cumulative consideration (b)	73,000
Non-controlling interest at fair value (c)	14,465

Goodwill (b+c-a)	5,650

(3) C&C Media

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(11,186)
Identifiable intangible assets:
Trade name	11,875	Indefinite
Game licenses	12,240	2.16
Others	2,918	1.74

Identifiable net assets acquired (a)	15,847

Cash consideration (b)	143,490
Goodwill (b-a)	127,643
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	6,181

Goodwill	133,824

(4) Runic Games

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	49,696
Identifiable intangible assets:
IPR&D	17,205	Note 3	(14)
Others	6,144	1.6

Identifiable net assets acquired (a)	73,045

Cash consideration (b)	57,349
Non-controlling interest at fair value (c)	19,596

Goodwill (b+c-a)	3,900
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	7,939

Goodwill	11,839

(5) Xinbaoyuan and Baohong

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
TV series right	51,609
Other identifiable tangible assets and liabilities	10,785
Identifiable intangible assets	10,060	5.25

Identifiable net assets acquired (a)	72,454

Cash consideration (b)	110,000
Contingent consideration (c)	79,810
Non-controlling interest (d)	104,350

Goodwill (b+c+d-a)	221,706

(6)Ye Net

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	2,860	2.75
IPR&D	2,120	Note 3(14)
Trade name and domain name	1,380	Indefinite
Other identifiable tangible assets and liabilities	19,672

Identifiable net assets acquired (a)	26,032

Cash consideration (b)	3,000
Previous held equity interest on acquisition date (c)	15,170
Non-controlling interest (d)	8,090

Goodwill (b+c+d-a)	228
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	1,591

Goodwill	1,819

(7) Cryptic Studios

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(1,328)
Identifiable intangible assets:
Game engine	21,717	5
Trade name and domain name	30,803	Indefinite
Complete games	55,485	4
IPR&D	47,172	Note 3(14)

Identifiable net assets acquired (a)	153,849
Cash consideration (b)	323,080

Goodwill (b)-(a)	169,231
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	28,806

Goodwill	198,037

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Schedule of revenues and pretax income / (loss) from the discontinued operations

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Revenues	49,804,306	86,793,020	13,009,388
Pretax income / (loss) of discontinued operations	5,320,519	(32,073)	1,720,926

Schedule of disposal group carrying amounts of the major classes of assets and liabilities

July 31, 2011
RMB
Cash and cash equivalents	66,898,895
Prepayment and other assets	117,627,699
Film and television cost	53,078,416
Other current assets	22,754,008
Goodwill	227,355,604
Other non-current assets	12,427,865

Total assets	500,142,487

Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other current liabilities	6,965,694

Total liabilities	105,306,338

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

	As of December 31, 2010			As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	55,192,452	(12,974,987)	42,217,465	71,586,613	(24,213,208)	47,373,405
Game engine	15,149,890	(6,312,453)	8,837,437	35,649,330	(10,703,646)	24,945,684
Non-compete agreements.	34,675,400	(13,130,016)	21,545,384	27,919,584	(18,983,614)	8,935,970
Trade mark	27,058,383	(15,034,710)	12,023,673	58,981,805	(15,341,378)	43,640,427
Customer relationship	7,213,530	(6,755,147)	458,383	7,213,530	(7,213,530)	-
Completed game	6,144,570	(2,400,223)	3,744,347	65,239,189	(14,209,978)	51,029,211
IPR&D	17,204,796	-	17,204,796	62,600,828	-	62,600,828
Online game product development costs	29,502,827	(985,233)	28,517,594	42,019,604	(7,810,565)	34,209,039
Others	5,393,000	(1,477,308)	3,915,692	1,673,000	(1,214,075)	458,925

Total	197,534,848	(59,070,077)	138,464,771	372,883,483	(99,689,994)	273,193,489

Schedule of Expected Amortization Expense [Table Text Block]

	For the years ended December 31,
	2012	2013	2014	2015	2016 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	50,546,782	57,654,443	50,240,067	37,211,256	34,225,498

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill
Goodwill

	Online Game Related Operation		Film, Television and Others	Total
	PRC	International
	RMB	RMB	RMB	RMB
Balance as of December 31, 2009	110,606,000	-	5,650,000	116,256,000
Increase in goodwill related to acquisition	-	145,663,228	221,705,604	367,368,832
Impairment losses	-	-	-	-

Balance as of December 31, 2010	110,606,000	145,663,228	227,355,604	483,624,832

Increase in goodwill related to acquisition	1,818,861	198,036,541	-	199,855,402
Disposal	-	-	(227,355,604)	(227,355,604)
Impairment losses	-	-	-	-
Currency translation adjustment	-	10,203,883	-	10,203,883

Balance as of December 31, 2011	112,424,861	353,903,652	-	466,328,513

Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

	December 31, 2010	December 31,2011
	RMB	RMB
Professional fee accruals	10,380,231	17,212,271
Accrued expenses	20,548,257	37,748,816
Sales rebates	5,608,626	3,334,081
Contingent consideration for acquisition (Note 10(5))	81,729,472	-
Payables to employees relating to exercise of options	4,700,100	2,422,823
Others	8,613,997	7,945,133

Total	131,580,683	68,663,124

Others, Net (Tables)	12 Months Ended
Dec. 31, 2011
Others, Net
Others, net

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Government financial incentives	9,437,000	25,083,207	41,019,039
Exchange loss	(1,298,050)	(5,802,680)	(7,994,077)
Expired game prepaid cards	-	-	10,647,183
Others	2,287,224	(4,099,017)	10,498,893

Total	10,426,174	15,181,510	54,171,038

Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2011
Ordinary Shares
Schedule Of Summary Of Repurchase Activity

	For the years ended December 31,
	2008	2009
	US$ (except for share data)	US$ (except for share data)
Total number of shares repurchased	202,725	8,213,235
Cost	669,483	19,999,746
Average price paid per ordinary share	3.30	2.44

For the year ended December 31, 2011
US$ (except for share data)
Total number of shares repurchased	21,832,745
Cost	69,301,654
Average price paid per ordinary share	3.17

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Summary of service-based share options activities under the Share Incentive Plan

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2011	17,662,305	2.06	2.54	47,105,880
Granted	6,075,650	4.09
Exercised	(1,337,440)	0.48
Forfeited or cancelled	(848,935)	4.53

Outstanding as of December 31, 2011	21,551,580	2.63	2.29	16,124,205

Vested and expected to vest as of December 31, 2011	20,791,475	2.57	2.24	16,057,556
Exercisable as of December 31, 2011	10,692,935	0.95	0.88	15,172,076

Assumptions used to estimate the fair value of each option grant

For the years ended December 31,
	2009	2010	2011
Risk-free interest rates (%)(1)	1.80%-1.94%	0.96%-1.93%	0.41%-1.62%
Expected life (in years)(2)	3.61-3.65	3.51-4.26	3.20-4.25
Expected dividend yield(3)	-	-	-
Expected volatility (%)(4)	57.15%-57.55%	56.01%-57.59%	54.62%-63.18%

1.	The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.
2.	The expected life of share options granted with service condition is based on the Company’s estimation considering historical exercise patterns, which the Company believes are representative of future behavior.
3.	The Company has no history or a precise expectation of paying dividends on its common stock.
4.	Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company’s ordinary shares over the respective expected term preceding the grant date.

Summary of performance-based share options activities under the Share Incentive Plan

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2011	10,687,395	2.03	2.90	28,821,035
Granted	162,000	4.11
Exercised	(393,440)	1.93
Forfeited or cancelled	(1,372,740)	2.01

Outstanding as of December 31, 2011	9,083,215	2.00	1.91	4,026,742

Vested and expected to vest as of December 31, 2011	8,688,021	2.07	1.98	3,918,445
Exercisable as of December 31, 2011	3,502,350	1.80	1.54	2,499,846

Assumptions used to estimate the fair value of each option grant

For the years ended December 31,
	2009	2010	2011
Risk-free interest rates (%)(1)	1.49%-2.05%	0.96%-1.93%	0.56%-1.62%
Expected life (in years)(2)	3.51-4.59	3.64-4.26	3.65-4.25
Expected dividend yield(3)	-	-	-
Expected volatility (%)(4)	49.87%-57.75%	56.01%-57.18%	54.62%-63.18%

1.	The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.
2.	The expected life of share options granted with performance condition is based on the Company’s estimation considering historical exercise patterns, which the Company believes are representative of future behavior.
3.	The Company has no history or a precise expectation of paying dividends on its common stock.
4.	Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company’s ordinary shares over the respective expected term preceding the grant date.

Taxation (Tables)	12 Months Ended
Dec. 31, 2011
Taxation
Components of income taxes

	For the years ended December 31,
	2009		2010		2011
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
Current income tax expense	2,420,685	11,319,861	23,177,519	38,222,762	8,905,442	68,669,388
Deferred income tax (credit) / expense	(3,788,920)	2,743,411	(6,335,583)	7,551,446	(12,408,199)	(164,833)
Foreign withholding tax expense	19,996,289	14,621,086	14,055,414	12,324,774	11,297,575	9,024,158
PRC withholding tax on undistributed earnings	19,744,931	-	-	-	76,380,924	-

Income tax expense	38,372,985	28,684,358	30,897,350	58,098,982	84,175,742	77,528,713

Reconciliation of the difference between PRC statutory income tax rate and the effective income tax rate

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect on tax incentive and holiday	(24.1)%	(17.9)%	(16.0)%
Effect due to tax-exempt entities	(0.2)%	0.1%	0.4%
Change in valuation allowance	0.7%	2.5%	1.3%
Effect of the overseas withholding taxes	3.2%	2.9%	1.8%
Effect of the PRC withholding tax on undistributed earnings	1.8%	0%	6.7%
Effective on permanent difference	(1.3)%	(2.1)%	(0.9)%
Others	1.0%	(0.8)%	(4.1)%

Effective income tax rate	6.1%	9.7%	14.2%

The effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Effect of tax incentive and holiday	265,317,929	164,043,428	182,757,137
Basic net earnings per ordinary share effect	1.05	0.66	0.75

Deferred tax assets and deferred tax liabilities

	December 31, 2010	December 31, 2011
	RMB	RMB
Deferred tax assets:
Foreign withholding tax	1,309,990	1,242,505
Net operating loss carryforwards	32,744,011	75,807,559
Current reserves and accruals	8,897,918	9,257,387
Depreciation and amortization	668,776	4,684,389
R&D Credit	-	15,626,769
Others	2,824,941	38,689,870

Total deferred tax assets	46,445,636	145,308,479
Less: Valuation allowance	(34,355,314)	(51,217,697)

Total deferred tax assets net off valuation allowance	12,090,322	94,090,782
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	19,637,071	96,017,995
Intangible assets arisen from business combination	14,140,077	39,851,028
Others	13,260,250	10,795,393

Total deferred tax liabilities	47,037,398	146,664,416

Net deferred tax assets (liabilities)	(34,947,076)	(52,573,634)

Movement of valuation allowance

	For the years ended December 31,
	2010	2011
	RMB	RMB
Balance at beginning of the year	10,944,625	34,355,314
Current year addition	23,829,975	19,768,409
Current year reversal	(419,286)	(2,906,026)

Balance at end of the year	34,355,314	51,217,697

Net Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Earnings per Share
Schedule Of Net Earnings Per Share

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Numerator:
Income from continuing operations, net of tax	1,033,606,446	827,869,318	983,672,251
Income from discontinued operations, net of tax	3,594,953	12,831,455	314,164

Net income attributable to ordinary shareholders	1,037,201,399	840,700,773	983,986,415

Denominator:
Weighted-average number of ordinary shares outstanding, basic	252,138,828	250,232,543	243,765,093
Effect of dilutive share options	16,865,538	14,585,833	11,615,234

Weighted-average number of ordinary shares outstanding, diluted	269,004,366	264,818,376	255,380,327

Net earnings per ordinary share, basic
Continuing operations	4.10	3.31	4.04
Discontinued operations	0.01	0.05	0.00

Total earnings per ordinary share, basic	4.11	3.36	4.04

Net earnings per ordinary share, diluted
Continuing operations	3.85	3.12	3.85
Discontinued operations	0.01	0.05	0.00

Total earnings per ordinary share, diluted	3.86	3.17	3.85

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Reconciliation of Operating Profit (Loss) from Segments to Consolidated

	For the year ended December 31, 2009
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	2,019,633,888	129,296,831	(54,372,353)	2,094,558,366
Segment cost and operating expenses	(804,695,603)	(265,352,080)	54,772,012	(1,015,275,671)

Segment operating profit	1,214,938,285	(136,055,249)	399,659	1,079,282,695
Total other income				21,381,094

Income before tax				1,100,663,789

	For the year ended December 31, 2010
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	1,996,724,811	420,735,761	(33,820,033)	2,383,640,539
Segment cost and operating expenses	(1,098,951,450)	(428,316,410)	22,021,905	(1,505,245,955)

Segment operating profit	897,773,361	(7,580,649)	(11,798,128)	878,394,584
Total other income				35,739,651

Income before tax				914,134,235

	For the year ended December 31, 2011
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	2,370,344,808	613,625,868	(534,019)	2,983,436,657
Segment cost and operating expenses	(1,382,409,050)	(583,704,012)	5,962,948	(1,960,150,114)

Segment operating profit	987,935,758	29,921,856	5,428,929	1,023,286,543
Total other income				118,518,084

Income before tax				1,141,804,627

Revenues from external customers by geographic areas
	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Domestic	1,750,635,902	1,750,315,088	2,123,070,915
North America	129,296,834	266,168,245	372,860,848
Other international regions	214,625,630	367,157,206	487,504,894

Total	2,094,558,366	2,383,640,539	2,983,436,657

Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Schedule Of Major Related Parties

Company name	Relationship with the Group
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. (“Jiuzhou Tianyuan”)	Equity owner of PW Network
Beijing Ever Joy Pictures Co., Ltd.	Under the control of Mr. Michael Yufeng Chi
PW Pictures	Under the control of Mr. Michael Yufeng Chi
SB Asia Investment Fund II L.P. (“SAIF”)	One of the Company’s Independent Directors is the Partner of SAIF
Zhizhu Network	An investee of the Company
Unknown Worlds	An investee of the Company
**	Jiuzhou Kaiyuan ceased to be a related party of the Group starting May 2010, as Jiuzhou Kaiyuan is under the control of one of the Company’s former Directors who has resigned from Board during May 2010.
***	The Company has re-evaluated its pre-acquisition relationship with Zhizhu Network as a result of an internal investigation authorized by the independent audit committee of the board of directors and considered Zhizhu Network was a related party at the time these transactions were consummated. Zhizhu Network was a related party due to the interest free personal loans to the shareholders of Zhizhu Network which was later used to fund the operations of Zhizhu Network provided by the Group’s CEO prior to the Group’s investments in Zhizhu Networks. The investments in, and loans and transfer of domain name to, Zhizhu Network were not previously identified and disclosed as related party transactions in the consolidated financial statements as of December 31, 2010 and for the year then ended.
****	For details of this transaction, please see Note 11.

Schedule Of Significant Related Party Transactions

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Share repurchase from SAIF	358,290,214	-	-
Cash collection on behalf of Ye Net*	2,983,896	1,073,284	-
To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. (“Jiuzhou Kaiyuan”)**	17,800,000	16,885,051	-
Short-term loan to Jiuzhou Tianyuan	6,980,000	-	-
Equity investment in Zhizhu Network***	-	27,000,000	-
Short-term loan to Zhizhu Network***	-	2,500,000	-
Transfer domain name of 178.com to Zhizhu Network***	-	-	-
Marketing services provided by Zhizhu Network***	-	1,422,500	2,242,500
Proceeds on disposal of PW Pictures to Beijing Ever Joy Pictures Co., Ltd.****	-	-	360,000,000
Long-term loan to Unknown Worlds	-	-	7,561,080
Office rental income from PW Pictures	-	-	138,074

Schedule Of Outstanding Amount Due From/To Related Parties
	December 31, 2010	December 31, 2011
	RMB	RMB
Prepayment to Zhizhu Network for marketing service***	2,127,500	40,000
Long-term loan to Unknown Worlds	-	7,561,080

Total	2,127,500	7,601,080

Due to Ye Net for investment fund*	4,832,000	-
Due to Zhizhu Network for marketing service***	-	155,000

Total	4,832,000	155,000

*	Ye Net ceased to be a related party of the Group as it became the Group’s majority-owned VIE starting January 2011. See Note 10(6) for details.
**	Jiuzhou Kaiyuan ceased to be a related party of the Group starting May 2010, as Jiuzhou Kaiyuan is under the control of one of the Company’s former Directors who has resigned from Board during May 2010.
***	The Company has re-evaluated its pre-acquisition relationship with Zhizhu Network as a result of an internal investigation authorized by the independent audit committee of the board of directors and considered Zhizhu Network was a related party at the time these transactions were consummated. Zhizhu Network was a related party due to the interest free personal loans to the shareholders of Zhizhu Network which was later used to fund the operations of Zhizhu Network provided by the Group’s CEO prior to the Group’s investments in Zhizhu Networks. The investments in, and loans and transfer of domain name to, Zhizhu Network were not previously identified and disclosed as related party transactions in the consolidated financial statements as of December 31, 2010 and for the year then ended.
****	For details of this transaction, please see Note 11.

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule Of Contractual Commitments

	Office Rental	Co-location & Server Rental	Leasehold Improvements & Building Renovation	Investment in Venture Capital Fund	Total
	RMB	RMB	RMB	RMB	RMB
2012	55,851,987	32,281,709	-	200,000,000	288,133,696
2013	53,300,290	-	2,027,656	-	55,327,946
2014	46,914,999	-	-	-	46,914,999
2015	46,132,072	-	-	-	46,132,072
2016	28,882,724	-	-	-	28,882,724
Thereafter	65,456,563	-	-	443,500,000	508,956,563

	296,538,635	32,281,709	2,027,656	643,500,000	974,348,000

Details Of The Subsidiaries And Major VIEs (Detail)	12 Months Ended
Dec. 31, 2011
Beijing Perfect World Software Co., Ltd. (PW Software)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, August 2006
Perfect Online Holding Limited (PW Hong Kong)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Hong Kong, China, December 2007
Perfect World Entertainment Inc. (PW USA)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Delaware, USA, April 2008
Perfect Game Holdings Limited (PW BVI)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	British Virgin Islands, October 2008
Perfect Star Co., Ltd. (PW Malaysia)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Labuan, Malaysia, January 2009
Global InterServ (Caymans) Inc. (InterServ Caymans)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Cayman Islands, acquired in February 2009
InterServ Information and Technology (Shanghai) Co., Ltd. (InterServ Shanghai)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Shanghai, China, acquired in February 2009
Chengdu Perfect World Software Co., Ltd. ("Chengdu PW Software"), formerly known as Chengdu InterServ Information and Technology Co., Ltd. ("InterServ Chengdu")
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Chengdu, China, acquired in February 2009
Perfect World Interactive Entertainment Co., Ltd. (PW Interactive)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Cayman Islands, March 2009
Perfect Pictures Co., Ltd. (Perfect Pictures BVI)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	British Virgin Islands, April 2009
Perfect Sky Online Co., Limited (PW Sky)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Hong Kong, China, May 2009
Perfect Entertainment Zone N.V. (PW Antilles)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Netherlands Antilles, August 2009
Perfect World Interactive Technology Co., Ltd. (PW Taiwan)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Taiwan, China, November 2009
Perfect World Universal Coöperatieve U.A. (PW Universal)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Netherlands, December 2009
Shanghai Perfect World Software Co., Ltd. (Shanghai PW Software)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Shanghai, China, December 2009
Perfect World Europe B.V. (PW Europe)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Netherlands, January 2010
C&C Media Co., Ltd. (C&C Media)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Japan, acquired in April 2010
CCO Co., Ltd. (CCO)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Japan, acquired in April 2010
Beijing Perfect World Digital Entertainment Software Co., Ltd. (PW Digital Software)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, April 2010
Runic Games, Inc. (Runic Games)
Subsidiary [Line Items]
Equity Interest Held	74.47%
Place and Date of incorporation or date of acquisition	Delaware, USA, acquired in May 2010
Beijing Perfect World Game Software Co., Ltd. (PW Game Software)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, August 2010
Cryptic Studios, Inc. ("Cryptic Studios")
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	California, USA, acquired in August 2011
Happy Moment Holding Limited ("Happy Moment") [Member]
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	British Virgin Islands, August 2011
Happy Fantasy Limited ("Happy Fantasy") [Member]
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	British Virgin Islands, August 2011
Perfect Management Holding Limited ("Perfect Management") [Member]
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	British Virgin Islands, October 2011
NGL Co., Ltd. ("NGL") [Member]
Subsidiary [Line Items]
Equity Interest Held	51.00%
Place and Date of incorporation or date of acquisition	Korea, November 2011
Beijing Perfect World Network Technology Co., Ltd. (PW Network)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, March 2004
Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. (PW Literature)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, June 2008
Shanghai Perfect World Network Technology Co., Ltd. (Shanghai PW Network)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Shanghai, China, November 2008
Chengdu Perfect World Network Technology Co., Ltd. (Chengdu PW Network)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Chengdu, China, February 2009
Beijing Perfect World Digital Entertainment Co., Ltd. (PW Digital)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, September 2009
Chengdu Ye Net Science and Technology Development Co., Ltd. ("Ye Net")
Variable Interest Entity [Line Items]
Economic interest held	80.00%
Place and Date of incorporation or date of acquisition	Chengdu, China, acquired in January 2011
Hefei Perfect World Network Technology Co., Ltd. ("Hefei PW Network")
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Hefei, China, January 2011
Beijing Perfect Moment Network Technology Co., Ltd. ("Perfect Moment"), formerly known as Beijing Perfect Moment Picture Co., Ltd.
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, February 2011
Tianjin Trendsters Investment Co., Ltd.("Trendsters Investment")
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Tianjin, China, November 2011

Financial statement balances and amounts of VIEs (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial statement balances and amounts of VIEs
Current Assets	1,319,777,876	857,414,210
Non-current Assets	400,773,821	697,115,374
Total assets	1,720,551,697	1,554,529,584
Current Liabilities	637,643,480	638,446,280
Non-current Liabilities	10,828,587	99,676,109
Total liabilities	648,472,067	738,122,389
Total revenues	2,182,477,147	1,908,947,839	1,859,418,055
Net income	291,401,686	213,169,508	322,329,211

Variable Interest Entities, Additional Information (Detail) (CNY)	Dec. 31, 2011	Dec. 31, 2011 PW Network	Dec. 31, 2011 PW Literature	Dec. 31, 2011 Trendsters Investment	Feb. 02, 2012 Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. (Jiuzhou Tianyuan)
Variable Interest Entity [Line Items]
Aggregate value related to a court order					500,000
The percentage of VIE's equity interest owned by a related party					33.30%
Maximum amount of transaction allowed without consent		400,000
Option to purchase equity interest, maximum amount		10,000
Interest-free loan			500,000	500,000
Fees paid by VIEs, minimum percentage of revenues generated	0.45
Fees paid by VIEs, maximum percentage of revenues generated	0.66
Fees paid by VIEs, amount	1,229,855,500

Estimated useful lives (Detail)	12 Months Ended
Dec. 31, 2011
Office building
Property, Plant and Equipment [Line Items]
Estimated useful life	33 - 40 years
Office furniture
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computers & office equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Game servers
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Motor vehicle
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years
Office improvement
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Leasehold improvement
Property, Plant and Equipment [Line Items]
Estimated useful life	Lesser of the term of the lease or the estimated useful lives of the assets
Software
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years

Acquired assets estimated economic useful lives (Detail)	12 Months Ended
Dec. 31, 2011
Game engine
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Non-compete agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 - 7.4 years
Trade mark
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Completed game
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1.6 - 4 years
Trade name and domain name acquired from business combinations
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	Indefinite life

Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 PRC Entities [Member] CNY	Dec. 31, 2010 PRC Entities [Member] CNY	Dec. 31, 2009 PRC Entities [Member] CNY	Dec. 31, 2011 Online game product development costs CNY	Dec. 31, 2010 Online game product development costs CNY	Dec. 31, 2009 Online game product development costs CNY
Summary of Significant Accounting Policies
Foreign Currency Transaction Loss		7,994,077	5,802,680	1,298,050
Total translation adjustment (loss) / gain		5,525,927	(503,180)	124,213
Translations of balances in the balance sheet, statement of operations and statement of cash flow from RMB into United States dollar (US$) were calculated at the rate	6.2939	6.2939
Film and television production costs	0	0	4,812,737	0
Construction in progress	761,565	4,793,214	911,395,229
Other income from unactive accounts		10,647,183	0	0
Revenue from inactive accounts		103,939,999	61,931,492	41,027,456
Deferred revenues related to online game operation		463,828,951	396,729,832
Deferred revenues related to licensing		15,573,561	15,865,357
Value added tax refund rate	14.00%	14.00%	14.00%	14.00%
Total amount of net VAT and business tax		114,665,467	99,702,834	70,629,145
Finite-Lived Intangible Assets [Line Items]
Online game development costs capitalization								12,516,776	29,502,827	0
Statutory general reserve rate	10.00%	10.00%	10.00%	10.00%
The maximun percentage of statutory general reserve need to be made over entitie's registered capital	50.00%	50.00%	50.00%	50.00%
Statement [Line Items]
Appropriation to statutory reserves					31,541,131	57,700,883	86,617,974
Advertising expenses		173,454,641	178,102,579	158,403,334
Lease term minimum percentage of the propertys estimated remaining economic life	75.00%	75.00%
Present value of the minimum lease payments, minimum percentage of the fair value of the leased property	90.00%	90.00%

Concentration and Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration and Risks
Maximum percentage of the total revenue represented by an individual customers revenue	10.00%	10.00%	10.00%

Restricted Cash and Restricted Time Deposit - Additional Information (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Cash [Member] CNY	Dec. 31, 2010 Cash [Member] CNY	Dec. 31, 2011 Cash 1 [Member] CNY	Dec. 31, 2010 Cash 1 [Member] CNY
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 85,082,450	535,500,431	4,849,614	158,077	4,849,614	535,342,354	0
Restricted cash purpose				To meet the requirements under certain equity investment contracts or business operations		To maintain guarantee balances at the bank as a collateral for the short term loans of US dollars
Restricted Time Deposit non-current	$ 19,974,487	125,717,425	121,721,425			125,717,425	121,721,425

Fair Value Measurement (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] CNY
Cash equivalents:
Time deposits		312,772,838	454,428,441	0	0	312,772,838	454,428,441	0	0
Money market funds		896,416	664,783	896,416	664,783	0	0	0	0
Restricted Cash		535,500,431	4,849,614	0	0	535,500,431	4,849,614	0	0
Short-term investments:
Available For Sale Securities Fair Value Disclosure		40,000,000	300,000,000	0	0	40,000,000	300,000,000	0	0
Time deposits		99,517,875	90,000,000	0	0	99,517,875	90,000,000	0	0
Long-term time deposits		293,892,575	284,568,575	0	0	293,892,575	284,568,575	0	0
Restricted time deposit	19,974,487	125,717,425	121,721,425	0	0	125,717,425	121,721,425	0	0
Total assets		1,408,297,560	1,256,232,838	896,416	664,783	1,407,401,144	1,255,568,055	0	0
Liabilities
Contingent consideration liability		0	81,729,472		0		0		81,729,472
Total liabilities		0	81,729,472		0		0		81,729,472

Accounts Receivable, Net (Detail)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)
Accounts Receivable, Net
Accounts Receivable Gross	142,543,972	167,434,968
Allowance for doubtful accounts:
Balance at begining of year	(9,817,494)	0
Additional provision for bad debt	0	(9,817,494)
Write-offs	0	0
Write-offs, Disposal of film and television business	9,817,494	0
Balance at end of year	0	(9,817,494)
Accounts receivable, net	142,543,972	157,617,474	$ 22,647,956

Equity Investments (Detail)	12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Chengdu Seasky CNY	Dec. 31, 2010 Chengdu Seasky CNY	Dec. 31, 2009 Chengdu Seasky CNY	Apr. 30, 2008 Chengdu Seasky CNY	Dec. 31, 2011 Ye Net CNY	Dec. 31, 2010 Ye Net CNY	Dec. 31, 2009 Ye Net CNY	Apr. 30, 2009 Ye Net CNY	Dec. 31, 2011 Zhizhu Network CNY	Dec. 31, 2010 Zhizhu Network CNY	Apr. 30, 2010 Zhizhu Network CNY	Dec. 31, 2009 Zhizhu Network CNY	Dec. 31, 2011 Unknown Worlds CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2010 Unknown Worlds CNY
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Aggregate Cost		10,803,330	27,000,000		0	0		20,735,000	0	0		15,000,000	0	27,000,000	27,000,000		10,803,330	10,803,330	0
Share of (loss) / income in equity investment	(250,164)	(1,574,506)	(8,092,328)	(4,088,738)	(513,232)	(5,850,789)			889,549	226,239			(952,474)	(2,467,778)			(998,349)
Converted to controlling interest		(15,169,843)			0				(15,169,843)				0				0
Disposal of equity investment		(10,053,161)			(10,053,161)				0				0				0
Balance	$ 5,304,299	33,384,729	49,378,909	30,471,237	0	10,566,393	16,417,182		0	14,280,294	14,054,055		23,579,748	24,532,222		0	9,804,981		0

Equity Investments - Additional Information (Detail)	12 Months Ended				1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jan. 31, 2011 Chengdu Seasky CNY	Dec. 31, 2011 Chengdu Seasky CNY	Dec. 31, 2010 Chengdu Seasky CNY	Jan. 31, 2010 Chengdu Seasky	Apr. 30, 2008 Chengdu Seasky CNY	Dec. 31, 2011 Ye Net CNY	Dec. 31, 2010 Ye Net CNY	Apr. 30, 2009 Ye Net CNY	Dec. 31, 2011 Zhizhu Network CNY	Dec. 31, 2010 Zhizhu Network CNY	Apr. 30, 2010 Zhizhu Network CNY	Dec. 31, 2011 Unknown Worlds CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2010 Unknown Worlds CNY
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Aggregate Cost		10,803,330	27,000,000			0	0		20,735,000	0	0	15,000,000	0	27,000,000	27,000,000	10,803,330	10,803,330	0
Ownership Percentage Acquired							40.00%	20.00%	20.00%			30.00%			20.00%		40.00%
Equity interest transfered, percentage					40.00%
Cash received from disposal of equity investment	$ 1,578,433	9,934,500	0	0	9,934,500

Property, Equipment and Software, Net (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Office building CNY	Dec. 31, 2010 Office building CNY	Dec. 31, 2011 Office furniture CNY	Dec. 31, 2010 Office furniture CNY	Dec. 31, 2011 Computers & office equipment CNY	Dec. 31, 2010 Computers & office equipment CNY	Dec. 31, 2011 Game servers CNY	Dec. 31, 2010 Game servers CNY	Dec. 31, 2011 Motor vehicle CNY	Dec. 31, 2010 Motor vehicle CNY	Dec. 31, 2011 Office improvement CNY	Dec. 31, 2010 Office improvement CNY	Dec. 31, 2011 Leasehold improvement CNY	Dec. 31, 2010 Leasehold improvement CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2010 Software CNY	Dec. 31, 2011 Total CNY	Dec. 31, 2010 Total CNY	Dec. 31, 2011 Less: Accumulated depreciation CNY	Dec. 31, 2010 Less: Accumulated depreciation CNY	Dec. 31, 2011 Net book value CNY	Dec. 31, 2010 Net book value CNY
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	$ 200,170,085	1,259,850,498	306,248,969	933,344,157	83,103,505	16,380,361	14,141,806	109,621,774	73,891,161	222,998,741	187,738,102	4,893,510	11,699,697	120,578,379	0	49,466,562	40,405,050	46,944,492	41,640,017	1,504,227,976	452,619,338	(244,377,478)	(146,370,369)	1,259,850,498	306,248,969

Property, Equipment and Software, Net - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Equipment and Software, Net
Depreciation expenses for property, equipment and software	122,235,919	70,948,008	33,685,717

Business Combination (Detail) (CNY)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 InterServ Caymans and its two PRC subsidiaries	Dec. 31, 2011 PW Pictures	Dec. 31, 2011 C&C Media	Dec. 31, 2011 Trade name	Dec. 31, 2011 Game licenses	Dec. 31, 2011 Other	Dec. 31, 2011 Runic Games	Dec. 31, 2011 IPR&D	Dec. 31, 2011 Other	Dec. 31, 2011 Xinbaoyuan and Baohong	Dec. 31, 2011 Ye Net	Dec. 31, 2011 Completed game	Dec. 31, 2011 IPR&D	Dec. 31, 2011 Trade name and domain name	Dec. 31, 2011 Cryptic Studios	Dec. 31, 2011 Game engine	Dec. 31, 2011 Trade name and domain name	Dec. 31, 2011 Complete games	Dec. 31, 2011 IPR&D
Business Acquisition [Line Items]
TV series right												51,609,000
Other identifiable tangible assets and liabilities												10,785,000	19,672,000
Net tangible assets acquired			8,020,000		(11,186,000)				49,696,000								(1,328,000)
Identifiable intangible assets			40,160,000			11,875,000	12,240,000	2,918,000		17,205,000	6,144,000	10,060,000		2,860,000	2,120,000	1,380,000		21,717,000	30,803,000	55,485,000	47,172,000
Weighted average amortization period at the acquisition date (in years)			5.17			Indefinite	2.16	1.74		Note 3(14)	1.6	5.25		2.75	Note 3(14)	Indefinite		5	Indefinite	4	Note 3(14)
Current assets				89,033,000
Noncurrent assets				1,880,000
Current liabilities				(9,098,000)
Identifiable net assets acquired (a)				81,815,000	15,847,000				73,045,000			72,454,000	26,032,000				153,849,000
Business Acquisition Cost Of Acquired Entity Cash Paid (b)					143,490,000				57,349,000			110,000,000	3,000,000				323,080,000
Previous held equity interest on acquisition date (c)													15,170,000
Business Acquisition Contingent Consideration At Fair Value (d)	0	81,729,472										79,810,000
Cumulative consideration (e)				73,000,000
Non-controlling interest (f)				14,465,000					19,596,000			104,350,000	8,090,000
Goodwill (b+c+d+e+f-a)				5,650,000	127,643,000				3,900,000			221,706,000	228,000				169,231,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation					6,181,000				7,939,000				1,591,000				28,806,000
Goodwil			11,606,000		133,824,000				11,839,000				1,819,000				198,037,000
Total			158,786,000

Business Combination - Additional Information (Detail) (CNY)	Feb. 28, 2009 InterServ Caymans and its two PRC subsidiaries	Jul. 31, 2010 PW Pictures	Dec. 31, 2009 PW Pictures	Apr. 30, 2009 PW Pictures	Aug. 31, 2008 PW Pictures	Dec. 31, 2011 C&C Media	Apr. 30, 2010 C&C Media	Dec. 31, 2011 Runic Games	May 31, 2010 Runic Games	Dec. 31, 2011 Xinbaoyuan and Baohong	Jul. 31, 2011 Xinbaoyuan and Baohong	Jul. 31, 2010 Xinbaoyuan and Baohong	Dec. 31, 2011 Ye Net [Member]	Jan. 31, 2011 Ye Net [Member]	Dec. 31, 2010 Ye Net [Member]	Apr. 30, 2009 Ye Net [Member]	Dec. 31, 2011 Cryptic Studios [Member]	Aug. 31, 2011 Cryptic Studios [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	20.00%			10.00%		100.00%		74.47%			55.00%		42.50%		30.00%		100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price	158,786,000	16,900,000		17,800,000	3,000,000		143,490,000		57,349,000			192,300,000		3,000,000		15,000,000		323,079,967
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage		100.00%	80.00%	89.00%									80.00%		37.50%
Business combination, equity interest transferred, percentage			9.00%
Business Acquisition Cost Of Acquired Entity Cash Paid (b)						143,490,000		57,349,000		110,000,000			3,000,000				323,080,000
Business Acquisition Contingent Consideration												82,300,000
Business Acquisition Contingent Consideration Paid											54,750,000
Business combination, capital injected				52,200,000
Business combination, equity interest required to be transferred, maximum percentage				19.00%

Discontinued Operations (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations
Revenues	13,009,388	86,793,020	49,804,306
Pretax income / (loss) of discontinued operations	1,720,926	(32,073)	5,320,519

Carrying amounts of the major classes of assets and liabilities included as part of a disposal group (Detail) (CNY)	Jul. 31, 2011
Carrying amount of the major classes of assets and liabilities included as part of a disposal group as of disposal day
Cash and Cash Equivalents	66,898,895
Prepayment and other assets	117,627,699
Film And Television Cost	53,078,416
Other Current Assets	22,754,008
Goodwill	227,355,604
Other Noncurrent Assets	12,427,865
Total assets	500,142,487
Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other Current Liabilities	6,965,694
Total liabilities	105,306,338

Discontinued Operations - Additional Information (Detail) (CNY)	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Total consideration of discontinued operation	360,000,000
Discontinued operation, gain recorded	48,813,417

Intangible Assets, Net (Detail) (CNY)	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	372,883,483	197,534,848
Accumulated Amortization	(99,689,994)	(59,070,077)
Net Carrying Amount	273,193,489	138,464,771
Copyrights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	71,586,613	55,192,452
Accumulated Amortization	(24,213,208)	(12,974,987)
Net Carrying Amount	47,373,405	42,217,465
Game engine
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	35,649,330	15,149,890
Accumulated Amortization	(10,703,646)	(6,312,453)
Net Carrying Amount	24,945,684	8,837,437
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,919,584	34,675,400
Accumulated Amortization	(18,983,614)	(13,130,016)
Net Carrying Amount	8,935,970	21,545,384
Trade mark
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	58,981,805	27,058,383
Accumulated Amortization	(15,341,378)	(15,034,710)
Net Carrying Amount	43,640,427	12,023,673
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,213,530	7,213,530
Accumulated Amortization	(7,213,530)	(6,755,147)
Net Carrying Amount	0	458,383
Completed game
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	65,239,189	6,144,570
Accumulated Amortization	(14,209,978)	(2,400,223)
Net Carrying Amount	51,029,211	3,744,347
IPR&D
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	62,600,828	17,204,796
Accumulated Amortization	0	0
Net Carrying Amount	62,600,828	17,204,796
Online game product development costs
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	42,019,604	29,502,827
Accumulated Amortization	(7,810,565)	(985,233)
Net Carrying Amount	34,209,039	28,517,594
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,673,000	5,393,000
Accumulated Amortization	(1,214,075)	(1,477,308)
Net Carrying Amount	458,925	3,915,692

Intangible Assets Future Amortization Expenses (Detail) (CNY)	12 Months Ended
Dec. 31, 2011
Estimated amortization expenses for future annual periods
2012	50,546,782
2013	57,654,443
2014	50,240,067
2015	37,211,256
2016 and thereafter	34,225,498

Intangible Assets - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets, Net
Amortization expenses for intangible assets	47,793,828	25,047,694	31,374,058
Accelerated amortization expense resulting from the change in the estimated useful life of intangible assets acquired			17,459,000

Goodwill (Detail)	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2009 PRC CNY	Dec. 31, 2011 International CNY	Dec. 31, 2010 International CNY	Dec. 31, 2009 International CNY	Dec. 31, 2011 Film, television and others CNY	Dec. 31, 2010 Film, television and others CNY	Dec. 31, 2009 Film, television and others CNY
Goodwill [Line Items]
Increase in goodwill related to acquisition	199,855,402	367,368,832			1,818,861	0		198,036,541	145,663,228		0	221,705,604
Disposal	(227,355,604)				0			0			(227,355,604)
Impairment losses	0	0			0	0		0	0		0	0
Currency translation adjustment	10,203,883				0			10,203,883			0
Goodwill, Ending Balance	466,328,513	483,624,832	$ 74,092,139	116,256,000	112,424,861	110,606,000	110,606,000	353,903,652	145,663,228	0	0	227,355,604	5,650,000

Short-term bank loans, Additional Information (Detail)	Aug. 19, 2011 USD ($)	Aug. 19, 2011 CNY	Aug. 17, 2011 USD ($)	Aug. 17, 2011 CNY	Aug. 05, 2011 USD ($)	Aug. 05, 2011 CNY
Short-term bank loans
Time deposits pledged to secure bank loan		177,688,627		120,000,000		355,000,000
Bank loan	$ 24,000,000		$ 15,000,000		$ 50,000,000
Bank loans, interest rate per annum over 3-month LIBOR	2.65%	2.65%	3.50%	3.50%	2.32%	2.32%

Accrued Expenses and Other Liabilities (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accrued Expenses and Other Liabilities
Professional fees accruals		17,212,271	10,380,231
Accrued expenses		37,748,816	20,548,257
Sales rebates		3,334,081	5,608,626
Contingent consideration for acquisition (Note10(5))		0	81,729,472
Payables to employees relating to exercise of options		2,422,823	4,700,100
Other		7,945,133	8,613,997
Total	$ 10,909,472	68,663,124	131,580,683

Others, Net (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Others, Net
Government financial incentives		41,019,039	25,083,207	9,437,000
Exchange loss		(7,994,077)	(5,802,680)	(1,298,050)
Expired game prepaid cards		10,647,183	0	0
Others		10,498,893	(4,099,017)	2,287,224
Total	$ 8,606,911	54,171,038	15,181,510	10,426,174

Ordinary Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008
Ordinary Shares
Total number of shares repurchased	21,832,745	202,725	8,213,235
Stock Repurchased During Period, Cost	$ 69,301,654	$ 669,483	$ 19,999,746
Average Price Paid Per Share	$ 3.17	$ 3.3	$ 2.44

Ordinary Shares - Additional Information (Detail)	Mar. 31, 2011 USD ($)	Dec. 31, 2008 USD ($)	Jun. 01, 2009 Common Class A [Member]	Jan. 15, 2009 Common Class A [Member] CNY	Jun. 01, 2009 Common Class B [Member] CNY	Dec. 31, 2008 Common Class B [Member] CNY
Stock Repurchased, Shares			1,203,812	18,750,000	11,296,188	202,725
Stock Repurchased, Value				386,648,554	358,290,214	4,575,649
Authorized stock repurchase program, maximum amount	$ 100,000,000	$ 100,000,000

Summary of service-based share options activities (Detail) (Service-based share options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Service-based share options [Member]
Granted
Number of Shares	6,075,650	6,569,700	640,800
Weighted Average Exercise Price	$ 4.09
Exercised
Stock Issued During Period Shares Stock Options Exercised	(1,337,440)
Weighted Average Exercise Price	$ 0.48
Share-based Compensation, Forfeited or cancelled [Abstract]
Number of Shares	(848,935)
Weighted Average Exercise Price	$ 4.53
Number of Shares Outstanding	21,551,580	17,662,305
Weighted Average Exercise Price Outstanding	$ 2.63	$ 2.06
Weighted Average Remaining Contractual Term(years) Outstanding	2.29	2.54
Aggregate Intrinsic Value Outstanding	$ 16,124,205	$ 47,105,880
Number of shares, Vested and expected to vest	20,791,475
Weighted Average Exercise Price, Vested and expected to vest	$ 2.57
Weighted Average Remaining Contractual Term(years), Vested and expected to vest	2.24
Aggregate Intrinsic Value, Vested and expected to vest	16,057,556
Number of shares, Exercisable	10,692,935
Weighted Average Exercise Price, Exercisable	$ 0.95
Weighted Average Remaining Contractual Term(years), Exercisable	0.88
Aggregate Intrinsic Value, Exercisable	$ 15,172,076

Service-based share options - Assumptions used to estimate the fair value of options granted - (Detail) (Service-based share options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Service-based share options [Member]
Assumptions used to estimate the fair value of options granted
Risk Free Interest Rate, Minimum	0.41%	0.96%	1.80%
Risk Free Interest Rate, Maximum	1.62%	1.93%	1.94%
Expected life, Minimum	3.2	3.51	3.61
Expected life, Maximum	4.25	4.26	3.65
Expected dividend yield
Expected Volatility, Minimum	54.62%	56.01%	57.15%
Expected Volatility, Maximum	63.18%	57.59%	57.55%

Summary of performance-based share options activities (Detail) (Performance-based share options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance-based share options [Member]
Granted
Number of Shares	162,000	838,530	9,566,660
Weighted Average Exercise Price	$ 4.11
Exercised
Stock Issued During Period Shares Stock Options Exercised	(393,440)
Weighted Average Exercise Price	$ 1.93
Share-based Compensation, Forfeited or cancelled [Abstract]
Number of Shares	(1,372,740)
Weighted Average Exercise Price	$ 2.01
Number of Shares Outstanding	9,083,215	10,687,395
Weighted Average Exercise Price Outstanding	$ 2	$ 2.03
Weighted Average Remaining Contractual Term(years) Outstanding	1.91	2.9
Aggregate Intrinsic Value Outstanding	$ 4,026,742	$ 28,821,035
Number of shares, Vested and expected to vest	8,688,021
Weighted Average Exercise Price, Vested and expected to vest	$ 2.07
Weighted Average Remaining Contractual Term(years), Vested and expected to vest	1.98
Aggregate Intrinsic Value, Vested and expected to vest	3,918,445
Number of shares, Exercisable	3,502,350
Weighted Average Exercise Price, Exercisable	$ 1.8
Weighted Average Remaining Contractual Term(years), Exercisable	1.54
Aggregate Intrinsic Value, Exercisable	$ 2,499,846

Performance-based share options - Assumptions used to estimate the fair value of options granted - (Detail) (Performance-based share options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance-based share options [Member]
Assumptions used to estimate the fair value of options granted
Risk Free Interest Rate, Minimum	0.56%	0.96%	1.49%
Risk Free Interest Rate, Maximum	1.62%	1.93%	2.05%
Expected life, Minimum	3.65	3.64	3.51
Expected life, Maximum	4.25	4.26	4.59
Expected dividend yield
Expected Volatility, Minimum	54.62%	56.01%	49.87%
Expected Volatility, Maximum	63.18%	57.18%	57.75%

Share-based compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended									1 Months Ended		12 Months Ended
	Sep. 30, 2006	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Aug. 31, 2010 Service-based share options [Member] CNY	Mar. 31, 2009 Service-based share options [Member] CNY	Dec. 31, 2011 Service-based share options [Member] USD ($)	Dec. 31, 2011 Service-based share options [Member] CNY	Dec. 31, 2010 Service-based share options [Member] USD ($)	Dec. 31, 2010 Service-based share options [Member] CNY	Dec. 31, 2009 Service-based share options [Member] USD ($)	Dec. 31, 2009 Service-based share options [Member] CNY	Dec. 31, 2011 Restricted shares [Member] CNY	Dec. 31, 2010 Restricted shares [Member] CNY	Dec. 31, 2009 Restricted shares [Member] CNY	Aug. 31, 2010 Performance-based share options [Member] CNY	Mar. 31, 2009 Performance-based share options [Member] CNY	Dec. 31, 2011 Performance-based share options [Member] USD ($)	Dec. 31, 2011 Performance-based share options [Member] CNY	Dec. 31, 2010 Performance-based share options [Member] USD ($)	Dec. 31, 2010 Performance-based share options [Member] CNY	Dec. 31, 2009 Performance-based share options [Member] USD ($)	Dec. 31, 2009 Performance-based share options [Member] CNY	Aug. 14, 2010 Common Class B [Member]	Nov. 14, 2009 Common Class B [Member]	Feb. 28, 2009 Common Class B [Member]	Jun. 19, 2007 Common Class B [Member]
Ordinary shares reserved to be issued																								30,000,000	44,645,000	10,000,000	32,145,000
Summary of service-based and performance-based share options activities
Number of Shares							6,075,650	6,075,650	6,569,700	6,569,700	640,800	640,800						162,000	162,000	838,530	838,530	9,566,660	9,566,660
Share-based compensation expenses								80,939,792		66,217,308	$ 0	40,564,834		466,980	644,691				23,796,735		30,101,115		36,679,268
Unamortized compensation costs related to unvested awards not yet recognized								143,480,593											18,831,066
Unamortized compensation costs related to unvested awards not yet recognized, weighted average period to be recognized							2.54	2.54										1.78	1.78
Tax benefit realized from tax deductions associated with the Groups US employees service-based option exercises								102,940		1,184,528		0							113,663		1,477,538		0
Compensation Expenses Capitalized								561,729		1,413,056		0							0		524,675		0
Recognized modification charge for the incremental compensation cost					13,552,762	3,863,060										1,761,299	8,996,087
Weighted-average grant date fair value of options							$ 1.88	12.13	$ 3.79	25.67	$ 2.87	19.59						$ 1.83	11.82	$ 2.99	20.23	$ 0.89	6.06
Total intrinsic value of options exercised								21,207,817		58,397,921		262,753,218							5,598,671		16,194,011		3,138,650
Restricted shares	6,928,570
Total fair value of shares vested			51,465,591	70,524,798

Components of income taxes (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Overseas Entities [Member]
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	8,905,442	23,177,519	2,420,685
Deferred income tax (credit) / expense	(12,408,199)	(6,335,583)	(3,788,920)
Current Foreign Tax Expense Benefit	11,297,575	14,055,414	19,996,289
PRC withholding tax on undistributed earnings	76,380,924	0	19,744,931
Income tax expense	84,175,742	30,897,350	38,372,985
PRC Entities [Member]
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	68,669,388	38,222,762	11,319,861
Deferred income tax (credit) / expense	(164,833)	7,551,446	2,743,411
Current Foreign Tax Expense Benefit	9,024,158	12,324,774	14,621,086
PRC withholding tax on undistributed earnings	0	0	0
Income tax expense	77,528,713	58,098,982	28,684,358

Income taxes rate reconciliation (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax Rate Reconciliation
Statutory income tax rate	25.00%	25.00%	25.00%
Effect on tax incentive and holiday	(16.00%)	(17.90%)	(24.10%)
Effect due to tax-exempt entities	0.40%	0.10%	(0.20%)
Change in valuation allowance	1.30%	2.50%	0.70%
Effect of the overseas withholding taxes	1.80%	2.90%	3.20%
Effect of the PRC withholding tax on undistributed earnings	6.70%	0.00%	1.80%
Effective on permanent difference	(0.90%)	(2.10%)	(1.30%)
Others	(4.10%)	(0.80%)	1.00%
Effective income tax rate	14.20%	9.70%	6.10%

Effects of the tax incentive and holidays (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effects of the tax incentive and holidays
Effect of tax incentive and holiday	182,757,137	164,043,428	265,317,929
Basic net earnings per ordinary share effect	0.75	0.66	1.05

Deferred tax assets and deferred tax liabilities (Detail) (CNY)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Foreign withholding tax	1,242,505	1,309,990
Net operating loss carryforwards	75,807,559	32,744,011
Current reserves and accruals	9,257,387	8,897,918
Depreciation and amortization	4,684,389	668,776
R&D credit	15,626,769	0
Others	38,689,870	2,824,941
Total deferred tax assets	145,308,479	46,445,636
Less: Valuation allowance	(51,217,697)	(34,355,314)	(10,944,625)
Total deferred tax assets, net of valuation allowance	94,090,782	12,090,322
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	96,017,995	19,637,071
Intangible assets arisen from business combination	39,851,028	14,140,077
Others	10,795,393	13,260,250
Total deferred tax liabilities	146,664,416	47,037,398
Net deferred tax assets (liabilities)	(52,573,634)	(34,947,076)

Movement of valuation allowance (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Movement of valuation allowance
Balance at beginning of the year	34,355,314	10,944,625
Current year addition	19,768,409	23,829,975
Current year reversal	(2,906,026)	(419,286)
Balance at end of the year	51,217,697	34,355,314

Taxation - Additional Information (Detail)	6 Months Ended	12 Months Ended							12 Months Ended							12 Months Ended
	Jun. 30, 2009 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 United States [Member]	Dec. 31, 2011 Federal [Member] CNY	Dec. 31, 2011 State [Member] CNY	Dec. 31, 2011 Hong Kong [Member]	Dec. 31, 2011 Malaysia [Member] MYR	Dec. 31, 2011 Taiwan [Member] TWD	Dec. 31, 2011 Netherlands [Member] EUR (€)	Dec. 31, 2011 Japan [Member]	Dec. 31, 2011 PRC [Member]	Mar. 16, 2007 PRC [Member]	Dec. 31, 2011 Beijing Perfect World Network Technology Co., Ltd. (PW Network) [Member]	Dec. 31, 2008 Beijing Perfect World Software Co., Ltd. (PW Software) [Member] CNY	Dec. 31, 2011 Beijing Perfect World Software Co., Ltd. (PW Software) [Member]	Dec. 31, 2011 Shanghai Perfect World Network Technology Co., Ltd. (Shanghai PW Network) [Member]	Dec. 31, 2011 Beijing Perfect World Digital Entertainment Co., Ltd. (PW Digital) [Member]	Dec. 31, 2011 Chengdu Perfect World Network Technology Co., Ltd. (Chengdu PW Network) [Member]	Dec. 31, 2011 Other major China-based subsidiaries and VIEs [Member]
Components of income taxes
Value added tax rate															17.00%
Value added tax refund rate		14.00%	14.00%	14.00%											14.00%
Value added tax net rate															3.00%
Value added tax surcharge rate															10.00%
Consumption tax rate												5.00%
Business tax rate on revenues generated from online game, film and television businesses													5.00%
Cultural business construction fee													3.00%
Corporate income tax									20,000
Corporate income tax rate								16.50%		17.00%	25.00%						15.00%
Corporate income tax rate, minimum					15.00%
Corporate income tax rate, maximum					35.00%
Corporate income tax rate, first bracket											20.00%
Taxable income subject to first income bracket											200,000
Exempt taxable income, maximum amount										120,000
Unified income tax rate														25.00%							25.00%
Effective income tax rate												40.70%			12.50%			12.50%	12.50%	12.50%
Reduction in effective income tax rate															50.00%		50.00%	50.00%	50.00%	50.00%
Preferential tax rate															15.00%		15.00%
Withholding tax rate on undistributed dividends																10.00%
Withholding tax rate on undistributed dividends under tax treaty arrangement																5.00%
Withholding tax on undistributed earnings	19,744,931	76,380,924														26,000,000
Withholding tax on license fees and royalties, minimum range		0.00%
Withholding tax on license fees and royalties, maximum range		20.00%
Withholding income tax expense		20,321,733	26,380,188	34,617,375
Net operating loss carryforward						61,730,245	106,696,031
R&D credit carryforwards						7,239,051	9,891,577

Employee benefits - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits
Staff welfare benefits	118,050,608	86,753,359	46,012,764

Net earnings per share (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Numerator:
Income from continuing operations, net of tax	$ 156,289,780	983,672,251	827,869,318	1,033,606,446
Income from discontinued operations, net of tax	49,916	314,164	12,831,455	3,594,953
Net income attributable to ordinary shareholders	$ 156,339,696	983,986,415	840,700,773	1,037,201,399
Denominator:
Weighted-average number of ordinary shares outstanding, basic	243,765,093	243,765,093	250,232,543	252,138,828
Effect of dilutive share options	11,615,234	11,615,234	14,585,833	16,865,538
Weighted-average number of ordinary shares outstanding, diluted	255,380,327	255,380,327	264,818,376	269,004,366
Net earnings per share, basic
Continuing operations	$ 0.64	4.04	3.31	4.1
Discontinued operations	$ 0	0	0.05	0.01
Total earnings per share, basic	$ 0.64	4.04	3.36	4.11
Net earnings per share, diluted
Continuing operations	$ 0.61	3.85	3.12	3.85
Discontinued operations	$ 0	0	0.05	0.01
Total earnings per share, diluted	$ 0.61	3.85	3.17	3.86

Net earnings per share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Earnings per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,553,019	7,385,903	584,614

Summary of revenues cost of revenues and gross profit, by segment (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2009 PRC CNY	Dec. 31, 2011 International CNY	Dec. 31, 2010 International CNY	Dec. 31, 2009 International CNY	Dec. 31, 2011 Intercompany Eliminations CNY	Dec. 31, 2010 Intercompany Eliminations CNY	Dec. 31, 2009 Intercompany Eliminations CNY
Segment Reporting Information [Line Items]
Revenues	$ 474,020,346	2,983,436,657	2,383,640,539	2,094,558,366	2,370,344,808	1,996,724,811	2,019,633,888	613,625,868	420,735,761	129,296,831	(534,019)	(33,820,033)	(54,372,353)
Segment cost and operating expenses		(1,960,150,114)	(1,505,245,955)	(1,015,275,671)	(1,382,409,050)	(1,098,951,450)	(804,695,603)	(583,704,012)	(428,316,410)	(265,352,080)	5,962,948	22,021,905	54,772,012
Segment operating profit	162,583,857	1,023,286,543	878,394,584	1,079,282,695	987,935,758	897,773,361	1,214,938,285	29,921,856	(7,580,649)	(136,055,249)	5,428,929	(11,798,128)	399,659
Total other income	18,830,627	118,518,084	35,739,651	21,381,094
Income before tax	$ 181,414,484	1,141,804,627	914,134,235	1,100,663,789

Revenue from external customers (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues from External Customers
Domestic		2,123,070,915	1,750,315,088	1,750,635,902
North America		372,860,848	266,168,245	129,296,834
Other international regions		487,504,894	367,157,206	214,625,630
Total Revenues	$ 474,020,346	2,983,436,657	2,383,640,539	2,094,558,366

Major related parties (Detail)	12 Months Ended
Dec. 31, 2011
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. (Jiuzhou Tianyuan)
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	Equity owner of PW Network
Beijing Ever Joy Pictures Co., Ltd. [Member]
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	Under the control of Mr. Michael Yufeng Chi
PW Pictures [Member]
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	Under the control of Mr. Michael Yufeng Chi
SB Asia Investment Fund II L.P. ("SAIF")
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	One of the Companys Independent Directors is the Partner of SAIF
Zhizhu Network
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	An investee of the Company
Unknown Worlds
Related Parties [Line Items]
Nature Of Common Ownership Or Management Control Relationships	An investee of the Company

Related party transactions (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009 Transaction 1 [Member]	Dec. 31, 2010 Transaction 2 [Member]		Dec. 31, 2009 Transaction 2 [Member]		Dec. 31, 2010 Transaction 3 [Member]		Dec. 31, 2009 Transaction 3 [Member]		Dec. 31, 2009 Transaction 4 [Member]	Dec. 31, 2010 Transaction 5 [Member]		Dec. 31, 2010 Transaction 6 [Member]		Dec. 31, 2010 Transaction 7 [Member]		Dec. 31, 2011 Transaction 8 [Member]		Dec. 31, 2010 Transaction 8 [Member]		Dec. 31, 2011 Transaction 9 [Member]		Dec. 31, 2011 Transaction 10 [Member]	Dec. 31, 2011 Transaction 11 [Member]
Related Party Transaction [Line Items]
Description of Transaction	Marketing services provided by Zhizhu Network	Share repurchase from SAIF	Cash collection on behalf of Ye Net	[1]	Cash collection on behalf of Ye Net	[1]	To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. (Jiuzhou Kaiyuan)	[2]	To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. (Jiuzhou Kaiyuan)	[2]	Short-term loan to Jiuzhou Tianyuan	Equity investment in Zhizhu Network	[3]	Short-term loan to Zhizhu Network	[3]	Transfer domain name of 178.com to Zhizhu Network	[3]	Marketing services provided by Zhizhu Network	[3]	Marketing services provided by Zhizhu Network	[3]	Proceeds on disposal of PW Pictures to Beijing Ever Joy Pictures Co., Ltd.	[4]	Long-term loan to Unknown Worlds	Office rental income from PW Pictures
Amounts of Transaction		358,290,214	1,073,284		2,983,896		16,885,051		17,800,000		6,980,000	27,000,000		2,500,000		0		2,242,500		1,422,500		360,000,000		7,561,080	138,074

[1]	Ye Net ceased to be a related party of the Group as it became the Groups majority-owned VIE starting January 2011. See Note 10(6) for details.
[2]	Jiuzhou Kaiyuan ceased to be a related party of the Group starting May 2010, as Jiuzhou Kaiyuan is under the control of one of the Companys former Directors who has resigned from Board during May 2010.
[3]	The Company has re-evaluated its pre-acquisition relationship with Zhizhu Network as a result of an internal investigation authorized by the independent audit committee of the board of directors and considered Zhizhu Network was a related party at the time these transactions were consummated. Zhizhu Network was a related party due to the interest free personal loans to the shareholders of Zhizhu Network which was later used to fund the operations of Zhizhu Network provided by the Groups CEO prior to the Groups investments in Zhizhu Networks. The investments in, and loans and transfer of domain name to, Zhizhu Network were not previously identified and disclosed as related party transactions in the consolidated financial statements as of December 31, 2010 and for the year then ended.
[4]	For details of this transaction, please see Note 11

Outstanding amount due from/to related parties (Detail) (CNY)	Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Due from related parties	7,601,080		2,127,500
Due to related parties	155,000		4,832,000
Ye Net
Related Party Transaction [Line Items]
Due to related parties	0		4,832,000
Zhizhu Network
Related Party Transaction [Line Items]
Due from related parties	40,000	[1]	2,127,500	[1]
Due to related parties	155,000	[1]	0	[1]
Unknown Worlds
Related Party Transaction [Line Items]
Due from related parties	7,561,080		0

[1]	The Company has re-evaluated its pre-acquisition relationship with Zhizhu Network as a result of an internal investigation authorized by the independent audit committee of the board of directors and considered Zhizhu Network was a related party at the time these transactions were consummated. Zhizhu Network was a related party due to the interest free personal loans to the shareholders of Zhizhu Network which was later used to fund the operations of Zhizhu Network provided by the Groups CEO prior to the Groups investments in Zhizhu Networks. The investments in, and loans and transfer of domain name to, Zhizhu Network were not previously identified and disclosed as related party transactions in the consolidated financial statements as of December 31, 2010 and for the year then ended.

Commitments and contingencies (Detail) (CNY)	12 Months Ended
Dec. 31, 2011
Contractual commitments [Line Items]
2012	288,133,696
2013	55,327,946
2014	46,914,999
2015	46,132,072
2016	28,882,724
Thereafter	508,956,563
Contractual commitments	974,348,000
Office rental
Contractual commitments [Line Items]
2012	55,851,987
2013	53,300,290
2014	46,914,999
2015	46,132,072
2016	28,882,724
Thereafter	65,456,563
Contractual commitments	296,538,635
Co-location & Server Rental
Contractual commitments [Line Items]
2012	32,281,709
2013	0
2014	0
2015	0
2016	0
Thereafter	0
Contractual commitments	32,281,709
Leasehold improvements & Building renovation
Contractual commitments [Line Items]
2012	0
2013	2,027,656
2014	0
2015	0
2016	0
Thereafter	0
Contractual commitments	2,027,656
Investment in a venture capital fund
Contractual commitments [Line Items]
2012	200,000,000
2013	0
2014	0
2015	0
2016	0
Thereafter	443,500,000
Contractual commitments	643,500,000

Commitments and contingencies - Additional Information (Detail) (CNY)	12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 02, 2012 Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. (Jiuzhou Tianyuan)	Sep. 30, 2011 Investment in a venture capital fund
Commitments and Contingencies [Abstract]
Rental expenses	142,073,341	112,619,877	83,861,093
Subsequent Event [Line Items]
Subsequent Event, Amount, Higher Range					643,500,000
Variable Interest Entity [Line Items]
Aggregate value related to a court order				500,000
The percentage of VIE's equity interest owned by a related party				33.30%

Restricted Net Assets - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Net Assets
Annual appropriations to the statutory general reserve fund of net after-tax income, prior to payment of dividends	10.00%	10.00%	10.00%
The statutory general reserve's fund maximum percentage of the registered capital to allow annual appropriation	50.00%	50.00%	50.00%
Amount of restricted net assets for subsidiaries and VIEs	831,300,000
Restricted percent of net assets of subsidiaries and VIEs	20.90%

Subsequent Events - Additional Information (Detail)	Aug. 19, 2011 USD ($)	Aug. 19, 2011 CNY	Aug. 17, 2011 USD ($)	Aug. 17, 2011 CNY	Aug. 05, 2011 USD ($)	Aug. 05, 2011 CNY	Jan. 31, 2012 Investment in a venture capital fund CNY	Sep. 30, 2011 Investment in a venture capital fund CNY	Dec. 31, 2011 Distribution of dividends USD ($)	Dec. 31, 2011 Short-term bank loan USD ($)	Dec. 31, 2011 Short-term bank loan CNY
Subsequent Event [Line Items]
Subsequent Event, Date									Mar 14, 2012	Mar 30, 2012	Mar 30, 2012
Subsequent Event, Description							The Group has contributed RMB200.0 million to the venture capital fund	the Group entered a definitive agreement to invest in a venture capital fund as a limited partner	the Companys board of directors declared cash dividends	The Group entered into a loan agreement with a bank whereby on March 30, 2012 the Group effectively pledged certain time deposits to secure a bank loan	The Group entered into a loan agreement with a bank whereby on March 30, 2012 the Group effectively pledged certain time deposits to secure a bank loan
Subsequent Event, Amount, Higher Range								643,500,000	$ 95,000,000
Subsequent Event, Amount, Paid							200,000,000
Dividends Payable, Amount Per Share									$ 0.4
Dividends Payable, Amount Per ADS									$ 2
Time deposits pledged to secure bank loan		177,688,627		120,000,000		355,000,000					658,715,750
Bank loan	$ 24,000,000		$ 15,000,000		$ 50,000,000					$ 95,000,000
Bank loans, interest rate										2.19%	2.19%